UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01236

Deutsche DWS Market Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	3/31

Date of reporting period:	3/31/2026

Item 1.	Reports to Stockholders.

(a)

DWS RREEF Real Assets Fund

Class A: AAAAX

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about DWS RREEF Real Assets Fund (the "Fund") for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$128	1.17%

Gross expense ratio as of the latest prospectus: 1.28%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 18.05% (unadjusted for sales charges) for the period ended March 31, 2026. The Fund's broad-based Index, the MSCI World Index, returned 18.90% for the same period, while the Fund's additional, more narrowly based index, the Blended Index, returned 19.66%.

The Fund slightly underperformed the Blended Index in the 12-month period that ended on March 31, 2026.

With respect to the broader asset categories in which the Fund invests, global natural resources stocks and commodities each outpaced the Blended Index by a wide margin. Much of the gain for commodities occurred in the final month of the period following the start of the war in Iran. Infrastructure stocks also outperformed, albeit to a lesser extent. Global real estate stocks and Treasury Inflation Protected Securities — while both producing positive absolute returns — underperformed the Blended Index, partially as a result of the spike in interest rates that accompanied the start of the Middle East conflict.

Sub-sector allocation contributed to relative performance in the annual period. The Fund gained the largest benefit from its overweight in precious metals in the commodity futures category, as gold and silver both moved sharply higher amid mounting concerns about global government spending. An underweight in TIPS also helped given the category’s underperformance. The Fund generated further contributions from an underweight in agriculture companies in global natural resources stocks, as well as an underweight in the Americas residential segment of global real estate. On the other hand, overweights in the Americas waste and Americas communications segments of global infrastructure were key detractors from an allocation standpoint. An underweight in energy in commodities hurt relative performance, as well.

Stock selection was a modest detractor overall. Much of the adverse impact came from the developed-market oil & gas industry (global natural resources equities) and Europe utilities (global infrastructure). On the other hand, the Fund’s holdings in bulk metals & mining stocks (global natural resources equities) and Americas healthcare (global real estate) strongly outperformed.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

(Adjusted for Maximum Sales Charge)

MSCI World Index captures large and mid-cap representation across Developed Markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

The MSCI World Index is a required broad-based index that represents the Fund's overall equity market.

Bloomberg U.S. Treasury Inflation Notes Index includes all publicly issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value.

The Blended Index is composed of 30% in the DJ Brookfield Infrastructure Index, 30% in the FTSE EPRA/NAREIT Developed Index, 15% in the Bloomberg Commodity Index, 15% in the S&P Global Natural Resources Index and 10% in the Bloomberg U.S. Treasury Inflation Notes Index.

The Blended Index is a more narrowly based index that reflects the market sector in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class A
MSCI World Index
Bloomberg U.S. Treasury Inflation Notes Index
Blended Index
$40,000
$30,000
$20,000
$10,000
$0
$30,512
$19,250
$19,178
$13,006
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25
'26

Table Summary
	Class A	MSCI World Index	Bloomberg U.S. Treasury Inflation Notes Index	Blended Index
'16	$9,425	$10,000	$10,000	$10,000
'16	$9,524	$10,158	$10,035	$10,358
'16	$9,546	$10,215	$9,964	$10,258
'16	$9,953	$10,101	$10,171	$10,644
'16	$10,031	$10,528	$10,259	$10,839
'16	$9,852	$10,536	$10,213	$10,651
'16	$9,863	$10,592	$10,269	$10,800
'16	$9,540	$10,387	$10,228	$10,500
'16	$9,317	$10,537	$10,031	$10,335
'16	$9,459	$10,789	$10,022	$10,569
'17	$9,616	$11,049	$10,106	$10,707
'17	$9,794	$11,356	$10,153	$10,894
'17	$9,917	$11,477	$10,148	$10,893
'17	$9,995	$11,647	$10,208	$10,949
'17	$10,196	$11,893	$10,204	$11,038
'17	$10,125	$11,939	$10,107	$11,030
'17	$10,351	$12,224	$10,152	$11,338
'17	$10,464	$12,242	$10,260	$11,433
'17	$10,441	$12,516	$10,194	$11,418
'17	$10,531	$12,753	$10,216	$11,472
'17	$10,633	$13,029	$10,229	$11,634
'17	$10,847	$13,205	$10,323	$11,799
'18	$10,983	$13,903	$10,234	$11,916
'18	$10,416	$13,327	$10,135	$11,317
'18	$10,575	$13,036	$10,241	$11,408
'18	$10,779	$13,186	$10,236	$11,654
'18	$10,972	$13,269	$10,279	$11,766
'18	$11,012	$13,262	$10,320	$11,834
'18	$11,081	$13,677	$10,271	$11,905
'18	$11,081	$13,846	$10,345	$11,809
'18	$11,012	$13,923	$10,236	$11,774
'18	$10,577	$12,901	$10,089	$11,337
'18	$10,783	$13,047	$10,137	$11,448
'18	$10,265	$12,055	$10,193	$10,891
'19	$11,129	$12,993	$10,330	$11,813
'19	$11,267	$13,384	$10,329	$11,941
'19	$11,578	$13,560	$10,518	$12,216
'19	$11,578	$14,040	$10,553	$12,190
'19	$11,451	$13,230	$10,728	$11,988
'19	$11,836	$14,102	$10,820	$12,413
'19	$11,778	$14,172	$10,858	$12,357
'19	$11,871	$13,882	$11,117	$12,359
'19	$12,011	$14,177	$10,965	$12,546
'19	$12,151	$14,538	$10,993	$12,724
'19	$12,070	$14,943	$11,010	$12,600
'19	$12,464	$15,391	$11,052	$13,032
'20	$12,441	$15,297	$11,284	$12,856
'20	$11,713	$14,004	$11,440	$11,948
'20	$10,246	$12,151	$11,239	$9,993
'20	$10,880	$13,478	$11,551	$10,666
'20	$11,173	$14,129	$11,586	$10,943
'20	$11,245	$14,503	$11,716	$11,066
'20	$11,635	$15,197	$11,985	$11,401
'20	$11,954	$16,212	$12,116	$11,669
'20	$11,717	$15,653	$12,071	$11,295
'20	$11,517	$15,173	$11,993	$11,089
'20	$12,556	$17,113	$12,127	$12,197
'20	$12,926	$17,838	$12,267	$12,553
'21	$12,723	$17,661	$12,307	$12,542
'21	$13,307	$18,113	$12,109	$12,920
'21	$13,687	$18,716	$12,086	$13,313
'21	$14,378	$19,587	$12,255	$14,022
'21	$14,925	$19,869	$12,404	$14,349
'21	$14,861	$20,166	$12,479	$14,405
'21	$15,114	$20,527	$12,811	$14,688
'21	$15,198	$21,038	$12,789	$14,753
'21	$14,873	$20,164	$12,697	$14,436
'21	$15,583	$21,306	$12,841	$15,051
'21	$15,017	$20,839	$12,956	$14,511
'21	$15,958	$21,730	$12,997	$15,354
'22	$15,519	$20,580	$12,734	$15,213
'22	$15,702	$20,060	$12,843	$15,342
'22	$16,629	$20,610	$12,604	$16,199
'22	$16,141	$18,898	$12,347	$15,757
'22	$16,190	$18,912	$12,224	$15,834
'22	$14,812	$17,274	$11,837	$14,389
'22	$15,652	$18,646	$12,353	$15,204
'22	$15,113	$17,866	$12,024	$14,715
'22	$13,484	$16,205	$11,228	$13,147
'22	$13,860	$17,369	$11,368	$13,697
'22	$14,812	$18,577	$11,576	$14,596
'22	$14,380	$17,788	$11,458	$14,199
'23	$15,065	$19,046	$11,667	$14,985
'23	$14,303	$18,589	$11,507	$14,316
'23	$14,329	$19,163	$11,840	$14,287
'23	$14,545	$19,499	$11,853	$14,454
'23	$13,707	$19,304	$11,711	$13,633
'23	$14,128	$20,472	$11,672	$14,097
'23	$14,562	$21,159	$11,686	$14,605
'23	$14,090	$20,654	$11,582	$14,144
'23	$13,593	$19,763	$11,368	$13,639
'23	$13,338	$19,190	$11,286	$13,310
'23	$14,192	$20,989	$11,592	$14,224
'23	$14,710	$22,019	$11,904	$14,799
'24	$14,321	$22,283	$11,925	$14,378
'24	$14,451	$23,228	$11,797	$14,286
'24	$15,021	$23,974	$11,894	$14,820
'24	$14,541	$23,084	$11,693	$14,457
'24	$15,060	$24,115	$11,894	$14,927
'24	$14,896	$24,605	$11,988	$14,734
'24	$15,482	$25,039	$12,201	$15,266
'24	$16,042	$25,701	$12,297	$15,769
'24	$16,432	$26,171	$12,482	$16,221
'24	$16,081	$25,652	$12,258	$15,707
'24	$16,471	$26,829	$12,317	$16,046
'24	$15,488	$26,130	$12,122	$15,248
'25	$15,701	$27,052	$12,279	$15,567
'25	$16,033	$26,858	$12,547	$15,863
'25	$16,245	$25,662	$12,627	$16,087
'25	$16,312	$25,890	$12,642	$16,099
'25	$16,471	$27,422	$12,568	$16,289
'25	$16,702	$28,606	$12,688	$16,531
'25	$16,431	$28,974	$12,704	$16,415
'25	$16,865	$29,730	$12,899	$16,935
'25	$17,136	$30,686	$12,955	$17,172
'25	$16,987	$31,300	$13,001	$17,012
'25	$17,475	$31,388	$13,025	$17,503
'25	$17,471	$31,642	$12,972	$17,461
'26	$18,463	$32,350	$13,012	$18,461
'26	$19,839	$32,587	$13,182	$19,706
'26	$19,178	$30,512	$13,006	$19,250

Yearly periods ended March 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

Average Annual Total Returns

Table Summary
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	18.05%	6.98%	7.36%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	11.27%	5.72%	6.73%
MSCI World Index	18.90%	10.27%	11.80%
Bloomberg U.S. Treasury Inflation Notes Index	3.00%	1.48%	2.66%
Blended Index	19.66%	7.65%	6.77%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had reflected sales charges.

Key Fund Statistics

Table Summary
Net Assets ($)	4,772,397,180
Number of Portfolio Holdings	175
Portfolio Turnover Rate (%)	94
Total Net Advisory Fees Paid ($)	33,711,505

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	Asset
Infrastructure	32%
Real Estate	25%
Natural Resource Equities	20%
Commodity Futures	15%
Treasury Inflation Protected Securities	6%
Cash Equivalents, U.S. Treasury Notes, Short-Term U.S. Treasury Obligations and Other Assets and Liabilities, netFootnote Reference*	2%
Total	100%
Footnote	Description
Footnote*	Net of notional exposure to futures contracts.

Holdings-based data is subject to change.

Sector Allocation

Table Summary
Sector	% of Net Assets
Real Estate	28%
Energy	19%
Utilities	12%
Materials	10%
Industrials	6%
Consumer Staples	2%
Communication Services	1%
Health Care	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	57%
Canada	11%
United Kingdom	4%
Japan	3%
Australia	3%
Brazil	3%
France	2%
Spain	2%
Hong Kong	2%
Singapore	1%
Other	8%

Ten Largest Equity Holdings

Table Summary
Holdings	17.7% of Net Assets
Williams Cos., Inc. (United States)	2.7%
Prologis, Inc. (United States)	2.1%
American Tower Corp. (United States)	1.9%
TC Energy Corp. (Canada)	1.8%
Equinix, Inc. (United States)	1.7%
National Grid PLC (United Kingdom)	1.7%
Welltower, Inc. (United States)	1.6%
Enbridge, Inc. (Canada)	1.5%
DT Midstream, Inc. (United States)	1.4%
Simon Property Group, Inc. (United States)	1.3%

Material Fund Changes

This is a summary of certain changes of the Fund since April 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective August 1, 2025, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.22% to 1.14%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. Companies in the infrastructure, transportation, energy, and utility industries may be affected by a variety of factors, including, but not limited to, high interest costs, energy prices, high degrees of leverage, environmental and other government regulations, the level of government spending on infrastructure projects, intense competition and other factors. The Fund invests in commodity-linked derivatives which may subject the Fund to special risks. Market price movements or regulatory and economic changes will have a significant impact on the Fund’s performance. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DRAF-TSRA-A

R-105365-2 (05/26)

DWS RREEF Real Assets Fund

Class C: AAAPX

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about DWS RREEF Real Assets Fund (the "Fund") for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$208	1.92%

Gross expense ratio as of the latest prospectus: 2.01%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 17.12% (unadjusted for sales charges) for the period ended March 31, 2026. The Fund's broad-based Index, the MSCI World Index, returned 18.90% for the same period, while the Fund's additional, more narrowly based index, the Blended Index, returned 19.66%.

The Fund slightly underperformed the Blended Index in the 12-month period that ended on March 31, 2026.

With respect to the broader asset categories in which the Fund invests, global natural resources stocks and commodities each outpaced the Blended Index by a wide margin. Much of the gain for commodities occurred in the final month of the period following the start of the war in Iran. Infrastructure stocks also outperformed, albeit to a lesser extent. Global real estate stocks and Treasury Inflation Protected Securities — while both producing positive absolute returns — underperformed the Blended Index, partially as a result of the spike in interest rates that accompanied the start of the Middle East conflict.

Sub-sector allocation contributed to relative performance in the annual period. The Fund gained the largest benefit from its overweight in precious metals in the commodity futures category, as gold and silver both moved sharply higher amid mounting concerns about global government spending. An underweight in TIPS also helped given the category’s underperformance. The Fund generated further contributions from an underweight in agriculture companies in global natural resources stocks, as well as an underweight in the Americas residential segment of global real estate. On the other hand, overweights in the Americas waste and Americas communications segments of global infrastructure were key detractors from an allocation standpoint. An underweight in energy in commodities hurt relative performance, as well.

Stock selection was a modest detractor overall. Much of the adverse impact came from the developed-market oil & gas industry (global natural resources equities) and Europe utilities (global infrastructure). On the other hand, the Fund’s holdings in bulk metals & mining stocks (global natural resources equities) and Americas healthcare (global real estate) strongly outperformed.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

MSCI World Index captures large and mid-cap representation across Developed Markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

The MSCI World Index is a required broad-based index that represents the Fund's overall equity market.

Bloomberg U.S. Treasury Inflation Notes Index includes all publicly issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value.

The Blended Index is composed of 30% in the DJ Brookfield Infrastructure Index, 30% in the FTSE EPRA/NAREIT Developed Index, 15% in the Bloomberg Commodity Index, 15% in the S&P Global Natural Resources Index and 10% in the Bloomberg U.S. Treasury Inflation Notes Index.

The Blended Index is a more narrowly based index that reflects the market sector in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class C
MSCI World Index
Bloomberg U.S. Treasury Inflation Notes Index
Blended Index
$40,000
$30,000
$20,000
$10,000
$0
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25
'26
$30,512
$19,250
$18,877
$13,006

Table Summary
	Class C	MSCI World Index	Bloomberg U.S. Treasury Inflation Notes Index	Blended Index
'16	$10,000	$10,000	$10,000	$10,000
'16	$10,106	$10,158	$10,035	$10,358
'16	$10,117	$10,215	$9,964	$10,258
'16	$10,553	$10,101	$10,171	$10,644
'16	$10,624	$10,528	$10,259	$10,839
'16	$10,423	$10,536	$10,213	$10,651
'16	$10,435	$10,592	$10,269	$10,800
'16	$10,080	$10,387	$10,228	$10,500
'16	$9,843	$10,537	$10,031	$10,335
'16	$9,985	$10,789	$10,022	$10,569
'17	$10,139	$11,049	$10,106	$10,707
'17	$10,328	$11,356	$10,153	$10,894
'17	$10,447	$11,477	$10,148	$10,893
'17	$10,530	$11,647	$10,208	$10,949
'17	$10,719	$11,893	$10,204	$11,038
'17	$10,647	$11,939	$10,107	$11,030
'17	$10,874	$12,224	$10,152	$11,338
'17	$10,993	$12,242	$10,260	$11,433
'17	$10,958	$12,516	$10,194	$11,418
'17	$11,041	$12,753	$10,216	$11,472
'17	$11,137	$13,029	$10,229	$11,634
'17	$11,352	$13,205	$10,323	$11,799
'18	$11,495	$13,903	$10,234	$11,916
'18	$10,898	$13,327	$10,135	$11,317
'18	$11,053	$13,036	$10,241	$11,408
'18	$11,256	$13,186	$10,236	$11,654
'18	$11,459	$13,269	$10,279	$11,766
'18	$11,492	$13,262	$10,320	$11,834
'18	$11,552	$13,677	$10,271	$11,905
'18	$11,540	$13,846	$10,345	$11,809
'18	$11,468	$13,923	$10,236	$11,774
'18	$11,011	$12,901	$10,089	$11,337
'18	$11,215	$13,047	$10,137	$11,448
'18	$10,669	$12,055	$10,193	$10,891
'19	$11,560	$12,993	$10,330	$11,813
'19	$11,693	$13,384	$10,329	$11,941
'19	$12,006	$13,560	$10,518	$12,216
'19	$12,006	$14,040	$10,553	$12,190
'19	$11,873	$13,230	$10,728	$11,988
'19	$12,251	$14,102	$10,820	$12,413
'19	$12,190	$14,172	$10,858	$12,357
'19	$12,276	$13,882	$11,117	$12,359
'19	$12,422	$14,177	$10,965	$12,546
'19	$12,543	$14,538	$10,993	$12,724
'19	$12,458	$14,943	$11,010	$12,600
'19	$12,860	$15,391	$11,052	$13,032
'20	$12,824	$15,297	$11,284	$12,856
'20	$12,069	$14,004	$11,440	$11,948
'20	$10,558	$12,151	$11,239	$9,993
'20	$11,192	$13,478	$11,551	$10,666
'20	$11,496	$14,129	$11,586	$10,943
'20	$11,548	$14,503	$11,716	$11,066
'20	$11,952	$15,197	$11,985	$11,401
'20	$12,270	$16,212	$12,116	$11,669
'20	$12,025	$15,653	$12,071	$11,295
'20	$11,805	$15,173	$11,993	$11,089
'20	$12,857	$17,113	$12,127	$12,197
'20	$13,238	$17,838	$12,267	$12,553
'21	$13,018	$17,661	$12,307	$12,542
'21	$13,606	$18,113	$12,109	$12,920
'21	$13,998	$18,716	$12,086	$13,313
'21	$14,685	$19,587	$12,255	$14,022
'21	$15,236	$19,869	$12,404	$14,349
'21	$15,165	$20,166	$12,479	$14,405
'21	$15,400	$20,527	$12,811	$14,688
'21	$15,487	$21,038	$12,789	$14,753
'21	$15,140	$20,164	$12,697	$14,436
'21	$15,858	$21,306	$12,841	$15,051
'21	$15,264	$20,839	$12,956	$14,511
'21	$16,211	$21,730	$12,997	$15,354
'22	$15,762	$20,580	$12,734	$15,213
'22	$15,937	$20,060	$12,843	$15,342
'22	$16,871	$20,610	$12,604	$16,199
'22	$16,361	$18,898	$12,347	$15,757
'22	$16,398	$18,912	$12,224	$15,834
'22	$14,995	$17,274	$11,837	$14,389
'22	$15,839	$18,646	$12,353	$15,204
'22	$15,277	$17,866	$12,024	$14,715
'22	$13,615	$16,205	$11,228	$13,147
'22	$13,985	$17,369	$11,368	$13,697
'22	$14,944	$18,577	$11,576	$14,596
'22	$14,508	$17,788	$11,458	$14,199
'23	$15,190	$19,046	$11,667	$14,985
'23	$14,418	$18,589	$11,507	$14,316
'23	$14,431	$19,163	$11,840	$14,287
'23	$14,637	$19,499	$11,853	$14,454
'23	$13,787	$19,304	$11,711	$13,633
'23	$14,200	$20,472	$11,672	$14,097
'23	$14,613	$21,159	$11,686	$14,605
'23	$14,136	$20,654	$11,582	$14,144
'23	$13,632	$19,763	$11,368	$13,639
'23	$13,361	$19,190	$11,286	$13,310
'23	$14,226	$20,989	$11,592	$14,224
'23	$14,730	$22,019	$11,904	$14,799
'24	$14,325	$22,283	$11,925	$14,378
'24	$14,443	$23,228	$11,797	$14,286
'24	$15,004	$23,974	$11,894	$14,820
'24	$14,521	$23,084	$11,693	$14,457
'24	$15,030	$24,115	$11,894	$14,927
'24	$14,849	$24,605	$11,988	$14,734
'24	$15,425	$25,039	$12,201	$15,266
'24	$15,974	$25,701	$12,297	$15,769
'24	$16,354	$26,171	$12,482	$16,221
'24	$16,001	$25,652	$12,258	$15,707
'24	$16,380	$26,829	$12,317	$16,046
'24	$15,388	$26,130	$12,122	$15,248
'25	$15,587	$27,052	$12,279	$15,567
'25	$15,918	$26,858	$12,547	$15,863
'25	$16,117	$25,662	$12,627	$16,087
'25	$16,156	$25,890	$12,642	$16,099
'25	$16,315	$27,422	$12,568	$16,289
'25	$16,525	$28,606	$12,688	$16,531
'25	$16,258	$28,974	$12,704	$16,415
'25	$16,672	$29,730	$12,899	$16,935
'25	$16,926	$30,686	$12,955	$17,172
'25	$16,766	$31,300	$13,001	$17,012
'25	$17,247	$31,388	$13,025	$17,503
'25	$17,226	$31,642	$12,972	$17,461
'26	$18,206	$32,350	$13,012	$18,461
'26	$19,547	$32,587	$13,182	$19,706
'26	$18,877	$30,512	$13,006	$19,250

Yearly periods ended March 31

Average Annual Total Returns

Table Summary
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	17.12%	6.16%	6.56%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	16.12%	6.16%	6.56%
MSCI World Index	18.90%	10.27%	11.80%
Bloomberg U.S. Treasury Inflation Notes Index	3.00%	1.48%	2.66%
Blended Index	19.66%	7.65%	6.77%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Table Summary
Net Assets ($)	4,772,397,180
Number of Portfolio Holdings	175
Portfolio Turnover Rate (%)	94
Total Net Advisory Fees Paid ($)	33,711,505

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	Asset
Infrastructure	32%
Real Estate	25%
Natural Resource Equities	20%
Commodity Futures	15%
Treasury Inflation Protected Securities	6%
Cash Equivalents, U.S. Treasury Notes, Short-Term U.S. Treasury Obligations and Other Assets and Liabilities, netFootnote Reference*	2%
Total	100%
Footnote	Description
Footnote*	Net of notional exposure to futures contracts.

Holdings-based data is subject to change.

Sector Allocation

Table Summary
Sector	% of Net Assets
Real Estate	28%
Energy	19%
Utilities	12%
Materials	10%
Industrials	6%
Consumer Staples	2%
Communication Services	1%
Health Care	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	57%
Canada	11%
United Kingdom	4%
Japan	3%
Australia	3%
Brazil	3%
France	2%
Spain	2%
Hong Kong	2%
Singapore	1%
Other	8%

Ten Largest Equity Holdings

Table Summary
Holdings	17.7% of Net Assets
Williams Cos., Inc. (United States)	2.7%
Prologis, Inc. (United States)	2.1%
American Tower Corp. (United States)	1.9%
TC Energy Corp. (Canada)	1.8%
Equinix, Inc. (United States)	1.7%
National Grid PLC (United Kingdom)	1.7%
Welltower, Inc. (United States)	1.6%
Enbridge, Inc. (Canada)	1.5%
DT Midstream, Inc. (United States)	1.4%
Simon Property Group, Inc. (United States)	1.3%

Material Fund Changes

This is a summary of certain changes of the Fund since April 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective August 1, 2025, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.97% to 1.89%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. Companies in the infrastructure, transportation, energy, and utility industries may be affected by a variety of factors, including, but not limited to, high interest costs, energy prices, high degrees of leverage, environmental and other government regulations, the level of government spending on infrastructure projects, intense competition and other factors. The Fund invests in commodity-linked derivatives which may subject the Fund to special risks. Market price movements or regulatory and economic changes will have a significant impact on the Fund’s performance. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DRAF-TSRA-C

R-105365-2 (05/26)

DWS RREEF Real Assets Fund

Class R: AAAQX

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about DWS RREEF Real Assets Fund (the "Fund") for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$155	1.42%

Gross expense ratio as of the latest prospectus: 1.66%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class R shares of the Fund returned 17.71% for the period ended March 31, 2026. The Fund's broad-based Index, the MSCI World Index, returned 18.90% for the same period, while the Fund's additional, more narrowly based index, the Blended Index, returned 19.66%.

The Fund slightly underperformed the Blended Index in the 12-month period that ended on March 31, 2026.

With respect to the broader asset categories in which the Fund invests, global natural resources stocks and commodities each outpaced the Blended Index by a wide margin. Much of the gain for commodities occurred in the final month of the period following the start of the war in Iran. Infrastructure stocks also outperformed, albeit to a lesser extent. Global real estate stocks and Treasury Inflation Protected Securities — while both producing positive absolute returns — underperformed the Blended Index, partially as a result of the spike in interest rates that accompanied the start of the Middle East conflict.

Sub-sector allocation contributed to relative performance in the annual period. The Fund gained the largest benefit from its overweight in precious metals in the commodity futures category, as gold and silver both moved sharply higher amid mounting concerns about global government spending. An underweight in TIPS also helped given the category’s underperformance. The Fund generated further contributions from an underweight in agriculture companies in global natural resources stocks, as well as an underweight in the Americas residential segment of global real estate. On the other hand, overweights in the Americas waste and Americas communications segments of global infrastructure were key detractors from an allocation standpoint. An underweight in energy in commodities hurt relative performance, as well.

Stock selection was a modest detractor overall. Much of the adverse impact came from the developed-market oil & gas industry (global natural resources equities) and Europe utilities (global infrastructure). On the other hand, the Fund’s holdings in bulk metals & mining stocks (global natural resources equities) and Americas healthcare (global real estate) strongly outperformed.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

MSCI World Index captures large and mid-cap representation across Developed Markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

The MSCI World Index is a required broad-based index that represents the Fund's overall equity market.

Bloomberg U.S. Treasury Inflation Notes Index includes all publicly issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value.

The Blended Index is composed of 30% in the DJ Brookfield Infrastructure Index, 30% in the FTSE EPRA/NAREIT Developed Index, 15% in the Bloomberg Commodity Index, 15% in the S&P Global Natural Resources Index and 10% in the Bloomberg U.S. Treasury Inflation Notes Index.

The Blended Index is a more narrowly based index that reflects the market sector in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class R
MSCI World Index
Bloomberg U.S. Treasury Inflation Notes Index
Blended Index
$40,000
$30,000
$20,000
$10,000
$0
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25
'26
$30,512
$19,812
$19,250
$13,006

Table Summary
	Class R	MSCI World Index	Bloomberg U.S. Treasury Inflation Notes Index	Blended Index
'16	$10,000	$10,000	$10,000	$10,000
'16	$10,093	$10,158	$10,035	$10,358
'16	$10,116	$10,215	$9,964	$10,258
'16	$10,551	$10,101	$10,171	$10,644
'16	$10,634	$10,528	$10,259	$10,839
'16	$10,446	$10,536	$10,213	$10,651
'16	$10,446	$10,592	$10,269	$10,800
'16	$10,105	$10,387	$10,228	$10,500
'16	$9,871	$10,537	$10,031	$10,335
'16	$10,013	$10,789	$10,022	$10,569
'17	$10,178	$11,049	$10,106	$10,707
'17	$10,365	$11,356	$10,153	$10,894
'17	$10,495	$11,477	$10,148	$10,893
'17	$10,565	$11,647	$10,208	$10,949
'17	$10,776	$11,893	$10,204	$11,038
'17	$10,707	$11,939	$10,107	$11,030
'17	$10,944	$12,224	$10,152	$11,338
'17	$11,051	$12,242	$10,260	$11,433
'17	$11,039	$12,516	$10,194	$11,418
'17	$11,122	$12,753	$10,216	$11,472
'17	$11,229	$13,029	$10,229	$11,634
'17	$11,444	$13,205	$10,323	$11,799
'18	$11,587	$13,903	$10,234	$11,916
'18	$10,992	$13,327	$10,135	$11,317
'18	$11,159	$13,036	$10,241	$11,408
'18	$11,373	$13,186	$10,236	$11,654
'18	$11,575	$13,269	$10,279	$11,766
'18	$11,611	$13,262	$10,320	$11,834
'18	$11,683	$13,677	$10,271	$11,905
'18	$11,671	$13,846	$10,345	$11,809
'18	$11,611	$13,923	$10,236	$11,774
'18	$11,143	$12,901	$10,089	$11,337
'18	$11,359	$13,047	$10,137	$11,448
'18	$10,807	$12,055	$10,193	$10,891
'19	$11,711	$12,993	$10,330	$11,813
'19	$11,856	$13,384	$10,329	$11,941
'19	$12,181	$13,560	$10,518	$12,216
'19	$12,181	$14,040	$10,553	$12,190
'19	$12,048	$13,230	$10,728	$11,988
'19	$12,444	$14,102	$10,820	$12,413
'19	$12,383	$14,172	$10,858	$12,357
'19	$12,481	$13,882	$11,117	$12,359
'19	$12,627	$14,177	$10,965	$12,546
'19	$12,761	$14,538	$10,993	$12,724
'19	$12,676	$14,943	$11,010	$12,600
'19	$13,101	$15,391	$11,052	$13,032
'20	$13,064	$15,297	$11,284	$12,856
'20	$12,293	$14,004	$11,440	$11,948
'20	$10,762	$12,151	$11,239	$9,993
'20	$11,411	$13,478	$11,551	$10,666
'20	$11,729	$14,129	$11,586	$10,943
'20	$11,785	$14,503	$11,716	$11,066
'20	$12,204	$15,197	$11,985	$11,401
'20	$12,524	$16,212	$12,116	$11,669
'20	$12,290	$15,653	$12,071	$11,295
'20	$12,068	$15,173	$11,993	$11,089
'20	$13,152	$17,113	$12,127	$12,197
'20	$13,537	$17,838	$12,267	$12,553
'21	$13,326	$17,661	$12,307	$12,542
'21	$13,933	$18,113	$12,109	$12,920
'21	$14,330	$18,716	$12,086	$13,313
'21	$15,036	$19,587	$12,255	$14,022
'21	$15,618	$19,869	$12,404	$14,349
'21	$15,542	$20,166	$12,479	$14,405
'21	$15,805	$20,527	$12,811	$14,688
'21	$15,892	$21,038	$12,789	$14,753
'21	$15,554	$20,164	$12,697	$14,436
'21	$16,281	$21,306	$12,841	$15,051
'21	$15,680	$20,839	$12,956	$14,511
'21	$16,665	$21,730	$12,997	$15,354
'22	$16,210	$20,580	$12,734	$15,213
'22	$16,399	$20,060	$12,843	$15,342
'22	$17,361	$20,610	$12,604	$16,199
'22	$16,842	$18,898	$12,347	$15,757
'22	$16,893	$18,912	$12,224	$15,834
'22	$15,455	$17,274	$11,837	$14,389
'22	$16,326	$18,646	$12,353	$15,204
'22	$15,754	$17,866	$12,024	$14,715
'22	$14,051	$16,205	$11,228	$13,147
'22	$14,441	$17,369	$11,368	$13,697
'22	$15,442	$18,577	$11,576	$14,596
'22	$14,992	$17,788	$11,458	$14,199
'23	$15,689	$19,046	$11,667	$14,985
'23	$14,900	$18,589	$11,507	$14,316
'23	$14,926	$19,163	$11,840	$14,287
'23	$15,137	$19,499	$11,853	$14,454
'23	$14,269	$19,304	$11,711	$13,633
'23	$14,710	$20,472	$11,672	$14,097
'23	$15,146	$21,159	$11,686	$14,605
'23	$14,644	$20,654	$11,582	$14,144
'23	$14,130	$19,763	$11,368	$13,639
'23	$13,866	$19,190	$11,286	$13,310
'23	$14,763	$20,989	$11,592	$14,224
'23	$15,284	$22,019	$11,904	$14,799
'24	$14,870	$22,283	$11,925	$14,378
'24	$15,003	$23,228	$11,797	$14,286
'24	$15,592	$23,974	$11,894	$14,820
'24	$15,097	$23,084	$11,693	$14,457
'24	$15,632	$24,115	$11,894	$14,927
'24	$15,454	$24,605	$11,988	$14,734
'24	$16,059	$25,039	$12,201	$15,266
'24	$16,636	$25,701	$12,297	$15,769
'24	$17,053	$26,171	$12,482	$16,221
'24	$16,677	$25,652	$12,258	$15,707
'24	$17,080	$26,829	$12,317	$16,046
'24	$16,052	$26,130	$12,122	$15,248
'25	$16,271	$27,052	$12,279	$15,567
'25	$16,627	$26,858	$12,547	$15,863
'25	$16,832	$25,662	$12,627	$16,087
'25	$16,886	$25,890	$12,642	$16,099
'25	$17,050	$27,422	$12,568	$16,289
'25	$17,288	$28,606	$12,688	$16,531
'25	$17,010	$28,974	$12,704	$16,415
'25	$17,455	$29,730	$12,899	$16,935
'25	$17,733	$30,686	$12,955	$17,172
'25	$17,566	$31,300	$13,001	$17,012
'25	$18,080	$31,388	$13,025	$17,503
'25	$18,061	$31,642	$12,972	$17,461
'26	$19,097	$32,350	$13,012	$18,461
'26	$20,513	$32,587	$13,182	$19,706
'26	$19,812	$30,512	$13,006	$19,250

Yearly periods ended March 31

Average Annual Total Returns

Table Summary
Class/Index	1-Year	5-Year	10-Year
Class R No Sales Charge	17.71%	6.69%	7.08%
MSCI World Index	18.90%	10.27%	11.80%
Bloomberg U.S. Treasury Inflation Notes Index	3.00%	1.48%	2.66%
Blended Index	19.66%	7.65%	6.77%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Table Summary
Net Assets ($)	4,772,397,180
Number of Portfolio Holdings	175
Portfolio Turnover Rate (%)	94
Total Net Advisory Fees Paid ($)	33,711,505

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	Asset
Infrastructure	32%
Real Estate	25%
Natural Resource Equities	20%
Commodity Futures	15%
Treasury Inflation Protected Securities	6%
Cash Equivalents, U.S. Treasury Notes, Short-Term U.S. Treasury Obligations and Other Assets and Liabilities, netFootnote Reference*	2%
Total	100%
Footnote	Description
Footnote*	Net of notional exposure to futures contracts.

Holdings-based data is subject to change.

Sector Allocation

Table Summary
Sector	% of Net Assets
Real Estate	28%
Energy	19%
Utilities	12%
Materials	10%
Industrials	6%
Consumer Staples	2%
Communication Services	1%
Health Care	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	57%
Canada	11%
United Kingdom	4%
Japan	3%
Australia	3%
Brazil	3%
France	2%
Spain	2%
Hong Kong	2%
Singapore	1%
Other	8%

Ten Largest Equity Holdings

Table Summary
Holdings	17.7% of Net Assets
Williams Cos., Inc. (United States)	2.7%
Prologis, Inc. (United States)	2.1%
American Tower Corp. (United States)	1.9%
TC Energy Corp. (Canada)	1.8%
Equinix, Inc. (United States)	1.7%
National Grid PLC (United Kingdom)	1.7%
Welltower, Inc. (United States)	1.6%
Enbridge, Inc. (Canada)	1.5%
DT Midstream, Inc. (United States)	1.4%
Simon Property Group, Inc. (United States)	1.3%

Material Fund Changes

This is a summary of certain changes of the Fund since April 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective August 1, 2025, the Fund’s contractual cap on total annual operating expense for Class R shares changed from 1.47% to 1.39%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. Companies in the infrastructure, transportation, energy, and utility industries may be affected by a variety of factors, including, but not limited to, high interest costs, energy prices, high degrees of leverage, environmental and other government regulations, the level of government spending on infrastructure projects, intense competition and other factors. The Fund invests in commodity-linked derivatives which may subject the Fund to special risks. Market price movements or regulatory and economic changes will have a significant impact on the Fund’s performance. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DRAF-TSRA-R

R-105365-2 (05/26)

DWS RREEF Real Assets Fund

Class R6: AAAVX

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about DWS RREEF Real Assets Fund (the "Fund") for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$97	0.89%

Gross expense ratio as of the latest prospectus: 0.90%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class R6 shares of the Fund returned 18.36% for the period ended March 31, 2026. The Fund's broad-based Index, the MSCI World Index, returned 18.90% for the same period, while the Fund's additional, more narrowly based index, the Blended Index, returned 19.66%.

The Fund slightly underperformed the Blended Index in the 12-month period that ended on March 31, 2026.

With respect to the broader asset categories in which the Fund invests, global natural resources stocks and commodities each outpaced the Blended Index by a wide margin. Much of the gain for commodities occurred in the final month of the period following the start of the war in Iran. Infrastructure stocks also outperformed, albeit to a lesser extent. Global real estate stocks and Treasury Inflation Protected Securities — while both producing positive absolute returns — underperformed the Blended Index, partially as a result of the spike in interest rates that accompanied the start of the Middle East conflict.

Sub-sector allocation contributed to relative performance in the annual period. The Fund gained the largest benefit from its overweight in precious metals in the commodity futures category, as gold and silver both moved sharply higher amid mounting concerns about global government spending. An underweight in TIPS also helped given the category’s underperformance. The Fund generated further contributions from an underweight in agriculture companies in global natural resources stocks, as well as an underweight in the Americas residential segment of global real estate. On the other hand, overweights in the Americas waste and Americas communications segments of global infrastructure were key detractors from an allocation standpoint. An underweight in energy in commodities hurt relative performance, as well.

Stock selection was a modest detractor overall. Much of the adverse impact came from the developed-market oil & gas industry (global natural resources equities) and Europe utilities (global infrastructure). On the other hand, the Fund’s holdings in bulk metals & mining stocks (global natural resources equities) and Americas healthcare (global real estate) strongly outperformed.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

MSCI World Index captures large and mid-cap representation across Developed Markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

The MSCI World Index is a required broad-based index that represents the Fund's overall equity market.

Bloomberg U.S. Treasury Inflation Notes Index includes all publicly issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value.

The Blended Index is composed of 30% in the DJ Brookfield Infrastructure Index, 30% in the FTSE EPRA/NAREIT Developed Index, 15% in the Bloomberg Commodity Index, 15% in the S&P Global Natural Resources Index and 10% in the Bloomberg U.S. Treasury Inflation Notes Index.

The Blended Index is a more narrowly based index that reflects the market sector in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class R6
MSCI World Index
Bloomberg U.S. Treasury Inflation Notes Index
Blended Index
$40,000
$30,000
$20,000
$10,000
$0
$30,512
$20,954
$19,250
$13,006
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25
'26

Table Summary
	Class R6	MSCI World Index	Bloomberg U.S. Treasury Inflation Notes Index	Blended Index
'16	$10,000	$10,000	$10,000	$10,000
'16	$10,106	$10,158	$10,035	$10,358
'16	$10,129	$10,215	$9,964	$10,258
'16	$10,572	$10,101	$10,171	$10,644
'16	$10,656	$10,528	$10,259	$10,839
'16	$10,477	$10,536	$10,213	$10,651
'16	$10,489	$10,592	$10,269	$10,800
'16	$10,143	$10,387	$10,228	$10,500
'16	$9,917	$10,537	$10,031	$10,335
'16	$10,056	$10,789	$10,022	$10,569
'17	$10,235	$11,049	$10,106	$10,707
'17	$10,427	$11,356	$10,153	$10,894
'17	$10,559	$11,477	$10,148	$10,893
'17	$10,642	$11,647	$10,208	$10,949
'17	$10,846	$11,893	$10,204	$11,038
'17	$10,789	$11,939	$10,107	$11,030
'17	$11,031	$12,224	$10,152	$11,338
'17	$11,152	$12,242	$10,260	$11,433
'17	$11,140	$12,516	$10,194	$11,418
'17	$11,225	$12,753	$10,216	$11,472
'17	$11,334	$13,029	$10,229	$11,634
'17	$11,563	$13,205	$10,323	$11,799
'18	$11,709	$13,903	$10,234	$11,916
'18	$11,111	$13,327	$10,135	$11,317
'18	$11,282	$13,036	$10,241	$11,408
'18	$11,502	$13,186	$10,236	$11,654
'18	$11,721	$13,269	$10,279	$11,766
'18	$11,759	$13,262	$10,320	$11,834
'18	$11,833	$13,677	$10,271	$11,905
'18	$11,833	$13,846	$10,345	$11,809
'18	$11,772	$13,923	$10,236	$11,774
'18	$11,304	$12,901	$10,089	$11,337
'18	$11,525	$13,047	$10,137	$11,448
'18	$10,977	$12,055	$10,193	$10,891
'19	$11,896	$12,993	$10,330	$11,813
'19	$12,045	$13,384	$10,329	$11,941
'19	$12,381	$13,560	$10,518	$12,216
'19	$12,393	$14,040	$10,553	$12,190
'19	$12,256	$13,230	$10,728	$11,988
'19	$12,666	$14,102	$10,820	$12,413
'19	$12,616	$14,172	$10,858	$12,357
'19	$12,717	$13,882	$11,117	$12,359
'19	$12,868	$14,177	$10,965	$12,546
'19	$13,019	$14,538	$10,993	$12,724
'19	$12,931	$14,943	$11,010	$12,600
'19	$13,370	$15,391	$11,052	$13,032
'20	$13,332	$15,297	$11,284	$12,856
'20	$12,558	$14,004	$11,440	$11,948
'20	$10,998	$12,151	$11,239	$9,993
'20	$11,670	$13,478	$11,551	$10,666
'20	$11,987	$14,129	$11,586	$10,943
'20	$12,060	$14,503	$11,716	$11,066
'20	$12,494	$15,197	$11,985	$11,401
'20	$12,826	$16,212	$12,116	$11,669
'20	$12,584	$15,653	$12,071	$11,295
'20	$12,366	$15,173	$11,993	$11,089
'20	$13,491	$17,113	$12,127	$12,197
'20	$13,892	$17,838	$12,267	$12,553
'21	$13,686	$17,661	$12,307	$12,542
'21	$14,318	$18,113	$12,109	$12,920
'21	$14,731	$18,716	$12,086	$13,313
'21	$15,466	$19,587	$12,255	$14,022
'21	$16,072	$19,869	$12,404	$14,349
'21	$16,000	$20,166	$12,479	$14,405
'21	$16,274	$20,527	$12,811	$14,688
'21	$16,378	$21,038	$12,789	$14,753
'21	$16,039	$20,164	$12,697	$14,436
'21	$16,796	$21,306	$12,841	$15,051
'21	$16,182	$20,839	$12,956	$14,511
'21	$17,218	$21,730	$12,997	$15,354
'22	$16,754	$20,580	$12,734	$15,213
'22	$16,952	$20,060	$12,843	$15,342
'22	$17,960	$20,610	$12,604	$16,199
'22	$17,430	$18,898	$12,347	$15,757
'22	$17,483	$18,912	$12,224	$15,834
'22	$15,994	$17,274	$11,837	$14,389
'22	$16,921	$18,646	$12,353	$15,204
'22	$16,335	$17,866	$12,024	$14,715
'22	$14,576	$16,205	$11,228	$13,147
'22	$14,985	$17,369	$11,368	$13,697
'22	$16,021	$18,577	$11,576	$14,596
'22	$15,560	$17,788	$11,458	$14,199
'23	$16,308	$19,046	$11,667	$14,985
'23	$15,491	$18,589	$11,507	$14,316
'23	$15,519	$19,163	$11,840	$14,287
'23	$15,754	$19,499	$11,853	$14,454
'23	$14,854	$19,304	$11,711	$13,633
'23	$15,312	$20,472	$11,672	$14,097
'23	$15,785	$21,159	$11,686	$14,605
'23	$15,270	$20,654	$11,582	$14,144
'23	$14,741	$19,763	$11,368	$13,639
'23	$14,463	$19,190	$11,286	$13,310
'23	$15,409	$20,989	$11,592	$14,224
'23	$15,969	$22,019	$11,904	$14,799
'24	$15,544	$22,283	$11,925	$14,378
'24	$15,686	$23,228	$11,797	$14,286
'24	$16,310	$23,974	$11,894	$14,820
'24	$15,799	$23,084	$11,693	$14,457
'24	$16,367	$24,115	$11,894	$14,927
'24	$16,199	$24,605	$11,988	$14,734
'24	$16,827	$25,039	$12,201	$15,266
'24	$17,454	$25,701	$12,297	$15,769
'24	$17,882	$26,171	$12,482	$16,221
'24	$17,497	$25,652	$12,258	$15,707
'24	$17,939	$26,829	$12,317	$16,046
'24	$16,857	$26,130	$12,122	$15,248
'25	$17,091	$27,052	$12,279	$15,567
'25	$17,470	$26,858	$12,547	$15,863
'25	$17,704	$25,662	$12,627	$16,087
'25	$17,777	$25,890	$12,642	$16,099
'25	$17,952	$27,422	$12,568	$16,289
'25	$18,210	$28,606	$12,688	$16,531
'25	$17,926	$28,974	$12,704	$16,415
'25	$18,405	$29,730	$12,899	$16,935
'25	$18,704	$30,686	$12,955	$17,172
'25	$18,539	$31,300	$13,001	$17,012
'25	$19,077	$31,388	$13,025	$17,503
'25	$19,076	$31,642	$12,972	$17,461
'26	$20,175	$32,350	$13,012	$18,461
'26	$21,672	$32,587	$13,182	$19,706
'26	$20,954	$30,512	$13,006	$19,250

Yearly periods ended March 31

Average Annual Total Returns

Table Summary
Class/Index	1-Year	5-Year	10-Year
Class R6 No Sales Charge	18.36%	7.30%	7.68%
MSCI World Index	18.90%	10.27%	11.80%
Bloomberg U.S. Treasury Inflation Notes Index	3.00%	1.48%	2.66%
Blended Index	19.66%	7.65%	6.77%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Table Summary
Net Assets ($)	4,772,397,180
Number of Portfolio Holdings	175
Portfolio Turnover Rate (%)	94
Total Net Advisory Fees Paid ($)	33,711,505

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	Asset
Infrastructure	32%
Real Estate	25%
Natural Resource Equities	20%
Commodity Futures	15%
Treasury Inflation Protected Securities	6%
Cash Equivalents, U.S. Treasury Notes, Short-Term U.S. Treasury Obligations and Other Assets and Liabilities, netFootnote Reference*	2%
Total	100%
Footnote	Description
Footnote*	Net of notional exposure to futures contracts.

Holdings-based data is subject to change.

Sector Allocation

Table Summary
Sector	% of Net Assets
Real Estate	28%
Energy	19%
Utilities	12%
Materials	10%
Industrials	6%
Consumer Staples	2%
Communication Services	1%
Health Care	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	57%
Canada	11%
United Kingdom	4%
Japan	3%
Australia	3%
Brazil	3%
France	2%
Spain	2%
Hong Kong	2%
Singapore	1%
Other	8%

Ten Largest Equity Holdings

Table Summary
Holdings	17.7% of Net Assets
Williams Cos., Inc. (United States)	2.7%
Prologis, Inc. (United States)	2.1%
American Tower Corp. (United States)	1.9%
TC Energy Corp. (Canada)	1.8%
Equinix, Inc. (United States)	1.7%
National Grid PLC (United Kingdom)	1.7%
Welltower, Inc. (United States)	1.6%
Enbridge, Inc. (Canada)	1.5%
DT Midstream, Inc. (United States)	1.4%
Simon Property Group, Inc. (United States)	1.3%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. Companies in the infrastructure, transportation, energy, and utility industries may be affected by a variety of factors, including, but not limited to, high interest costs, energy prices, high degrees of leverage, environmental and other government regulations, the level of government spending on infrastructure projects, intense competition and other factors. The Fund invests in commodity-linked derivatives which may subject the Fund to special risks. Market price movements or regulatory and economic changes will have a significant impact on the Fund’s performance. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DRAF-TSRA-R6

R-105365-2 (05/26)

DWS RREEF Real Assets Fund

Class S: AAASX

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about DWS RREEF Real Assets Fund (the "Fund") for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$111	1.02%

Gross expense ratio as of the latest prospectus: 1.05%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 18.16% for the period ended March 31, 2026. The Fund's broad-based Index, the MSCI World Index, returned 18.90% for the same period, while the Fund's additional, more narrowly based index, the Blended Index, returned 19.66%.

The Fund slightly underperformed the Blended Index in the 12-month period that ended on March 31, 2026.

With respect to the broader asset categories in which the Fund invests, global natural resources stocks and commodities each outpaced the Blended Index by a wide margin. Much of the gain for commodities occurred in the final month of the period following the start of the war in Iran. Infrastructure stocks also outperformed, albeit to a lesser extent. Global real estate stocks and Treasury Inflation Protected Securities — while both producing positive absolute returns — underperformed the Blended Index, partially as a result of the spike in interest rates that accompanied the start of the Middle East conflict.

Sub-sector allocation contributed to relative performance in the annual period. The Fund gained the largest benefit from its overweight in precious metals in the commodity futures category, as gold and silver both moved sharply higher amid mounting concerns about global government spending. An underweight in TIPS also helped given the category’s underperformance. The Fund generated further contributions from an underweight in agriculture companies in global natural resources stocks, as well as an underweight in the Americas residential segment of global real estate. On the other hand, overweights in the Americas waste and Americas communications segments of global infrastructure were key detractors from an allocation standpoint. An underweight in energy in commodities hurt relative performance, as well.

Stock selection was a modest detractor overall. Much of the adverse impact came from the developed-market oil & gas industry (global natural resources equities) and Europe utilities (global infrastructure). On the other hand, the Fund’s holdings in bulk metals & mining stocks (global natural resources equities) and Americas healthcare (global real estate) strongly outperformed.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

MSCI World Index captures large and mid-cap representation across Developed Markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

The MSCI World Index is a required broad-based index that represents the Fund's overall equity market.

Bloomberg U.S. Treasury Inflation Notes Index includes all publicly issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value.

The Blended Index is composed of 30% in the DJ Brookfield Infrastructure Index, 30% in the FTSE EPRA/NAREIT Developed Index, 15% in the Bloomberg Commodity Index, 15% in the S&P Global Natural Resources Index and 10% in the Bloomberg U.S. Treasury Inflation Notes Index.

The Blended Index is a more narrowly based index that reflects the market sector in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class S
MSCI World Index
Bloomberg U.S. Treasury Inflation Notes Index
Blended Index
$40,000
$30,000
$20,000
$10,000
$0
$30,512
$20,635
$19,250
$13,006
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25
'26

Table Summary
	Class S	MSCI World Index	Bloomberg U.S. Treasury Inflation Notes Index	Blended Index
'16	$10,000	$10,000	$10,000	$10,000
'16	$10,094	$10,158	$10,035	$10,358
'16	$10,118	$10,215	$9,964	$10,258
'16	$10,555	$10,101	$10,171	$10,644
'16	$10,638	$10,528	$10,259	$10,839
'16	$10,459	$10,536	$10,213	$10,651
'16	$10,471	$10,592	$10,269	$10,800
'16	$10,126	$10,387	$10,228	$10,500
'16	$9,900	$10,537	$10,031	$10,335
'16	$10,040	$10,789	$10,022	$10,569
'17	$10,207	$11,049	$10,106	$10,707
'17	$10,399	$11,356	$10,153	$10,894
'17	$10,530	$11,477	$10,148	$10,893
'17	$10,614	$11,647	$10,208	$10,949
'17	$10,829	$11,893	$10,204	$11,038
'17	$10,756	$11,939	$10,107	$11,030
'17	$10,998	$12,224	$10,152	$11,338
'17	$11,118	$12,242	$10,260	$11,433
'17	$11,094	$12,516	$10,194	$11,418
'17	$11,191	$12,753	$10,216	$11,472
'17	$11,300	$13,029	$10,229	$11,634
'17	$11,529	$13,205	$10,323	$11,799
'18	$11,675	$13,903	$10,234	$11,916
'18	$11,067	$13,327	$10,135	$11,317
'18	$11,237	$13,036	$10,241	$11,408
'18	$11,468	$13,186	$10,236	$11,654
'18	$11,675	$13,269	$10,279	$11,766
'18	$11,710	$13,262	$10,320	$11,834
'18	$11,783	$13,677	$10,271	$11,905
'18	$11,783	$13,846	$10,345	$11,809
'18	$11,722	$13,923	$10,236	$11,774
'18	$11,256	$12,901	$10,089	$11,337
'18	$11,476	$13,047	$10,137	$11,448
'18	$10,933	$12,055	$10,193	$10,891
'19	$11,848	$12,993	$10,330	$11,813
'19	$11,996	$13,384	$10,329	$11,941
'19	$12,330	$13,560	$10,518	$12,216
'19	$12,330	$14,040	$10,553	$12,190
'19	$12,194	$13,230	$10,728	$11,988
'19	$12,611	$14,102	$10,820	$12,413
'19	$12,548	$14,172	$10,858	$12,357
'19	$12,648	$13,882	$11,117	$12,359
'19	$12,799	$14,177	$10,965	$12,546
'19	$12,949	$14,538	$10,993	$12,724
'19	$12,861	$14,943	$11,010	$12,600
'19	$13,287	$15,391	$11,052	$13,032
'20	$13,262	$15,297	$11,284	$12,856
'20	$12,479	$14,004	$11,440	$11,948
'20	$10,927	$12,151	$11,239	$9,993
'20	$11,596	$13,478	$11,551	$10,666
'20	$11,912	$14,129	$11,586	$10,943
'20	$11,992	$14,503	$11,716	$11,066
'20	$12,412	$15,197	$11,985	$11,401
'20	$12,755	$16,212	$12,116	$11,669
'20	$12,501	$15,653	$12,071	$11,295
'20	$12,285	$15,173	$11,993	$11,089
'20	$13,403	$17,113	$12,127	$12,197
'20	$13,802	$17,838	$12,267	$12,553
'21	$13,584	$17,661	$12,307	$12,542
'21	$14,212	$18,113	$12,109	$12,920
'21	$14,622	$18,716	$12,086	$13,313
'21	$15,353	$19,587	$12,255	$14,022
'21	$15,942	$19,869	$12,404	$14,349
'21	$15,877	$20,166	$12,479	$14,405
'21	$16,149	$20,527	$12,811	$14,688
'21	$16,240	$21,038	$12,789	$14,753
'21	$15,903	$20,164	$12,697	$14,436
'21	$16,655	$21,306	$12,841	$15,051
'21	$16,046	$20,839	$12,956	$14,511
'21	$17,064	$21,730	$12,997	$15,354
'22	$16,604	$20,580	$12,734	$15,213
'22	$16,801	$20,060	$12,843	$15,342
'22	$17,787	$20,610	$12,604	$16,199
'22	$17,261	$18,898	$12,347	$15,757
'22	$17,314	$18,912	$12,224	$15,834
'22	$15,844	$17,274	$11,837	$14,389
'22	$16,749	$18,646	$12,353	$15,204
'22	$16,168	$17,866	$12,024	$14,715
'22	$14,424	$16,205	$11,228	$13,147
'22	$14,830	$17,369	$11,368	$13,697
'22	$15,857	$18,577	$11,576	$14,596
'22	$15,407	$17,788	$11,458	$14,199
'23	$16,133	$19,046	$11,667	$14,985
'23	$15,325	$18,589	$11,507	$14,316
'23	$15,352	$19,163	$11,840	$14,287
'23	$15,585	$19,499	$11,853	$14,454
'23	$14,694	$19,304	$11,711	$13,633
'23	$15,141	$20,472	$11,672	$14,097
'23	$15,595	$21,159	$11,686	$14,605
'23	$15,099	$20,654	$11,582	$14,144
'23	$14,562	$19,763	$11,368	$13,639
'23	$14,300	$19,190	$11,286	$13,310
'23	$15,223	$20,989	$11,592	$14,224
'23	$15,771	$22,019	$11,904	$14,799
'24	$15,350	$22,283	$11,925	$14,378
'24	$15,505	$23,228	$11,797	$14,286
'24	$16,107	$23,974	$11,894	$14,820
'24	$15,603	$23,084	$11,693	$14,457
'24	$16,163	$24,115	$11,894	$14,927
'24	$15,992	$24,605	$11,988	$14,734
'24	$16,612	$25,039	$12,201	$15,266
'24	$17,217	$25,701	$12,297	$15,769
'24	$17,640	$26,171	$12,482	$16,221
'24	$17,274	$25,652	$12,258	$15,707
'24	$17,696	$26,829	$12,317	$16,046
'24	$16,629	$26,130	$12,122	$15,248
'25	$16,860	$27,052	$12,279	$15,567
'25	$17,234	$26,858	$12,547	$15,863
'25	$17,464	$25,662	$12,627	$16,087
'25	$17,522	$25,890	$12,642	$16,099
'25	$17,695	$27,422	$12,568	$16,289
'25	$17,943	$28,606	$12,688	$16,531
'25	$17,664	$28,974	$12,704	$16,415
'25	$18,134	$29,730	$12,899	$16,935
'25	$18,428	$30,686	$12,955	$17,172
'25	$18,266	$31,300	$13,001	$17,012
'25	$18,795	$31,388	$13,025	$17,503
'25	$18,800	$31,642	$12,972	$17,461
'26	$19,874	$32,350	$13,012	$18,461
'26	$21,351	$32,587	$13,182	$19,706
'26	$20,635	$30,512	$13,006	$19,250

Yearly periods ended March 31

Average Annual Total Returns

Table Summary
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	18.16%	7.13%	7.51%
MSCI World Index	18.90%	10.27%	11.80%
Bloomberg U.S. Treasury Inflation Notes Index	3.00%	1.48%	2.66%
Blended Index	19.66%	7.65%	6.77%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Table Summary
Net Assets ($)	4,772,397,180
Number of Portfolio Holdings	175
Portfolio Turnover Rate (%)	94
Total Net Advisory Fees Paid ($)	33,711,505

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	Asset
Infrastructure	32%
Real Estate	25%
Natural Resource Equities	20%
Commodity Futures	15%
Treasury Inflation Protected Securities	6%
Cash Equivalents, U.S. Treasury Notes, Short-Term U.S. Treasury Obligations and Other Assets and Liabilities, netFootnote Reference*	2%
Total	100%
Footnote	Description
Footnote*	Net of notional exposure to futures contracts.

Holdings-based data is subject to change.

Sector Allocation

Table Summary
Sector	% of Net Assets
Real Estate	28%
Energy	19%
Utilities	12%
Materials	10%
Industrials	6%
Consumer Staples	2%
Communication Services	1%
Health Care	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	57%
Canada	11%
United Kingdom	4%
Japan	3%
Australia	3%
Brazil	3%
France	2%
Spain	2%
Hong Kong	2%
Singapore	1%
Other	8%

Ten Largest Equity Holdings

Table Summary
Holdings	17.7% of Net Assets
Williams Cos., Inc. (United States)	2.7%
Prologis, Inc. (United States)	2.1%
American Tower Corp. (United States)	1.9%
TC Energy Corp. (Canada)	1.8%
Equinix, Inc. (United States)	1.7%
National Grid PLC (United Kingdom)	1.7%
Welltower, Inc. (United States)	1.6%
Enbridge, Inc. (Canada)	1.5%
DT Midstream, Inc. (United States)	1.4%
Simon Property Group, Inc. (United States)	1.3%

Material Fund Changes

This is a summary of certain changes of the Fund since April 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective August 1, 2025, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 1.07% to 0.99%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. Companies in the infrastructure, transportation, energy, and utility industries may be affected by a variety of factors, including, but not limited to, high interest costs, energy prices, high degrees of leverage, environmental and other government regulations, the level of government spending on infrastructure projects, intense competition and other factors. The Fund invests in commodity-linked derivatives which may subject the Fund to special risks. Market price movements or regulatory and economic changes will have a significant impact on the Fund’s performance. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DRAF-TSRA-S

R-105365-2 (05/26)

DWS RREEF Real Assets Fund

Institutional Class: AAAZX

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about DWS RREEF Real Assets Fund (the "Fund") for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$98	0.90%

Gross expense ratio as of the latest prospectus: 1.00%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 18.28% for the period ended March 31, 2026. The Fund's broad-based Index, the MSCI World Index, returned 18.90% for the same period, while the Fund's additional, more narrowly based index, the Blended Index, returned 19.66%.

The Fund slightly underperformed the Blended Index in the 12-month period that ended on March 31, 2026.

With respect to the broader asset categories in which the Fund invests, global natural resources stocks and commodities each outpaced the Blended Index by a wide margin. Much of the gain for commodities occurred in the final month of the period following the start of the war in Iran. Infrastructure stocks also outperformed, albeit to a lesser extent. Global real estate stocks and Treasury Inflation Protected Securities — while both producing positive absolute returns — underperformed the Blended Index, partially as a result of the spike in interest rates that accompanied the start of the Middle East conflict.

Sub-sector allocation contributed to relative performance in the annual period. The Fund gained the largest benefit from its overweight in precious metals in the commodity futures category, as gold and silver both moved sharply higher amid mounting concerns about global government spending. An underweight in TIPS also helped given the category’s underperformance. The Fund generated further contributions from an underweight in agriculture companies in global natural resources stocks, as well as an underweight in the Americas residential segment of global real estate. On the other hand, overweights in the Americas waste and Americas communications segments of global infrastructure were key detractors from an allocation standpoint. An underweight in energy in commodities hurt relative performance, as well.

Stock selection was a modest detractor overall. Much of the adverse impact came from the developed-market oil & gas industry (global natural resources equities) and Europe utilities (global infrastructure). On the other hand, the Fund’s holdings in bulk metals & mining stocks (global natural resources equities) and Americas healthcare (global real estate) strongly outperformed.

Fund Performance

Cumulative Growth of an Assumed $1,000,000 Investment

MSCI World Index captures large and mid-cap representation across Developed Markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

The MSCI World Index is a required broad-based index that represents the Fund's overall equity market.

Bloomberg U.S. Treasury Inflation Notes Index includes all publicly issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value.

The Blended Index is composed of 30% in the DJ Brookfield Infrastructure Index, 30% in the FTSE EPRA/NAREIT Developed Index, 15% in the Bloomberg Commodity Index, 15% in the S&P Global Natural Resources Index and 10% in the Bloomberg U.S. Treasury Inflation Notes Index.

The Blended Index is a more narrowly based index that reflects the market sector in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Institutional Class
MSCI World Index
Bloomberg U.S. Treasury Inflation Notes Index
Blended Index
$3,275,000
$2,620,000
$1,965,000
$1,310,000
$655,000
$0
$3,051,158
$2,094,146
$1,924,980
$1,300,620
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25
'26

Table Summary
	Institutional Class	MSCI World Index	Bloomberg U.S. Treasury Inflation Notes Index	Blended Index
'16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
'16	$1,010,588	$1,015,823	$1,003,463	$1,035,823
'16	$1,012,941	$1,021,528	$996,366	$1,025,834
'16	$1,057,256	$1,010,081	$1,017,077	$1,064,371
'16	$1,065,599	$1,052,755	$1,025,894	$1,083,875
'16	$1,047,720	$1,053,630	$1,021,292	$1,065,081
'16	$1,048,912	$1,059,227	$1,026,882	$1,080,042
'16	$1,014,346	$1,038,728	$1,022,774	$1,049,970
'16	$991,699	$1,053,664	$1,003,147	$1,033,463
'16	$1,005,785	$1,078,876	$1,002,162	$1,056,877
'17	$1,022,548	$1,104,915	$1,010,587	$1,070,712
'17	$1,042,904	$1,135,569	$1,015,347	$1,089,413
'17	$1,056,075	$1,147,665	$1,014,804	$1,089,260
'17	$1,064,456	$1,164,658	$1,020,807	$1,094,936
'17	$1,084,811	$1,189,296	$1,020,369	$1,103,837
'17	$1,079,031	$1,193,872	$1,010,695	$1,103,036
'17	$1,103,252	$1,222,444	$1,015,198	$1,133,766
'17	$1,114,151	$1,224,165	$1,026,000	$1,143,286
'17	$1,112,940	$1,251,640	$1,019,426	$1,141,774
'17	$1,122,629	$1,275,294	$1,021,607	$1,147,243
'17	$1,133,528	$1,302,926	$1,022,933	$1,163,387
'17	$1,156,381	$1,320,546	$1,032,298	$1,179,910
'18	$1,171,019	$1,390,271	$1,023,446	$1,191,593
'18	$1,111,248	$1,332,676	$1,013,500	$1,131,701
'18	$1,128,325	$1,303,628	$1,024,146	$1,140,835
'18	$1,150,282	$1,318,608	$1,023,558	$1,165,444
'18	$1,171,019	$1,326,871	$1,027,921	$1,176,569
'18	$1,174,825	$1,326,238	$1,032,045	$1,183,438
'18	$1,183,445	$1,367,661	$1,027,080	$1,190,462
'18	$1,183,445	$1,384,583	$1,034,478	$1,180,861
'18	$1,177,288	$1,392,293	$1,023,584	$1,177,381
'18	$1,130,492	$1,290,060	$1,008,913	$1,133,694
'18	$1,152,658	$1,304,715	$1,013,733	$1,144,812
'18	$1,097,856	$1,205,507	$1,019,273	$1,089,087
'19	$1,189,758	$1,299,302	$1,032,985	$1,181,255
'19	$1,204,661	$1,338,372	$1,032,850	$1,194,116
'19	$1,238,192	$1,355,951	$1,051,835	$1,221,632
'19	$1,239,434	$1,404,032	$1,055,332	$1,218,979
'19	$1,225,773	$1,323,018	$1,072,769	$1,198,792
'19	$1,266,730	$1,410,198	$1,081,967	$1,241,285
'19	$1,261,694	$1,417,183	$1,085,812	$1,235,682
'19	$1,271,767	$1,388,195	$1,111,653	$1,235,901
'19	$1,286,877	$1,417,737	$1,096,521	$1,254,612
'19	$1,300,728	$1,453,815	$1,099,325	$1,272,363
'19	$1,293,173	$1,494,304	$1,101,001	$1,260,028
'19	$1,337,124	$1,539,071	$1,105,175	$1,303,199
'20	$1,333,319	$1,529,703	$1,128,380	$1,285,636
'20	$1,255,933	$1,400,404	$1,143,997	$1,194,838
'20	$1,099,893	$1,215,071	$1,123,884	$999,346
'20	$1,167,129	$1,347,811	$1,155,146	$1,066,577
'20	$1,198,845	$1,412,921	$1,158,617	$1,094,312
'20	$1,206,084	$1,450,294	$1,171,550	$1,106,585
'20	$1,249,523	$1,519,678	$1,198,469	$1,140,079
'20	$1,282,742	$1,621,214	$1,211,562	$1,166,864
'20	$1,258,467	$1,565,284	$1,207,094	$1,129,488
'20	$1,236,747	$1,517,269	$1,199,298	$1,108,877
'20	$1,349,178	$1,711,269	$1,212,746	$1,219,729
'20	$1,389,335	$1,783,821	$1,226,659	$1,255,338
'21	$1,368,695	$1,766,092	$1,230,715	$1,254,222
'21	$1,431,905	$1,811,347	$1,210,889	$1,292,019
'21	$1,473,186	$1,871,614	$1,208,599	$1,331,251
'21	$1,546,716	$1,958,719	$1,225,513	$1,402,201
'21	$1,607,346	$1,986,935	$1,240,356	$1,434,901
'21	$1,600,048	$2,016,550	$1,247,869	$1,440,462
'21	$1,627,477	$2,052,672	$1,281,125	$1,468,786
'21	$1,636,620	$2,103,760	$1,278,872	$1,475,332
'21	$1,602,660	$2,016,411	$1,269,729	$1,443,551
'21	$1,679,723	$2,130,622	$1,284,137	$1,505,078
'21	$1,618,334	$2,083,934	$1,295,621	$1,451,052
'21	$1,720,550	$2,173,002	$1,299,721	$1,535,372
'22	$1,674,157	$2,058,026	$1,273,434	$1,521,290
'22	$1,694,040	$2,005,976	$1,284,310	$1,534,189
'22	$1,794,781	$2,061,027	$1,260,431	$1,619,892
'22	$1,741,759	$1,889,811	$1,234,670	$1,575,652
'22	$1,748,387	$1,891,242	$1,222,421	$1,583,415
'22	$1,599,549	$1,727,419	$1,183,738	$1,438,877
'22	$1,690,912	$1,864,570	$1,235,271	$1,520,448
'22	$1,633,640	$1,786,616	$1,202,420	$1,471,452
'22	$1,457,730	$1,620,532	$1,122,844	$1,314,719
'22	$1,498,639	$1,736,907	$1,136,794	$1,369,694
'22	$1,602,276	$1,857,675	$1,157,555	$1,459,629
'22	$1,556,161	$1,778,785	$1,145,759	$1,419,859
'23	$1,630,924	$1,904,645	$1,166,749	$1,498,525
'23	$1,549,239	$1,858,860	$1,150,749	$1,431,553
'23	$1,552,008	$1,916,298	$1,184,011	$1,428,652
'23	$1,575,544	$1,949,890	$1,185,309	$1,445,367
'23	$1,485,553	$1,930,423	$1,171,130	$1,363,300
'23	$1,531,318	$2,047,171	$1,167,185	$1,409,737
'23	$1,577,257	$2,115,941	$1,168,649	$1,460,457
'23	$1,527,141	$2,065,400	$1,158,212	$1,414,437
'23	$1,474,241	$1,976,302	$1,136,834	$1,363,931
'23	$1,446,399	$1,918,958	$1,128,609	$1,331,011
'23	$1,539,670	$2,098,864	$1,159,185	$1,422,372
'23	$1,597,073	$2,201,906	$1,190,390	$1,479,940
'24	$1,554,522	$2,228,330	$1,192,503	$1,437,847
'24	$1,568,706	$2,322,806	$1,179,690	$1,428,642
'24	$1,631,114	$2,397,449	$1,189,398	$1,481,994
'24	$1,580,053	$2,308,396	$1,169,342	$1,445,708
'24	$1,636,787	$2,411,470	$1,189,429	$1,492,668
'24	$1,618,636	$2,460,538	$1,198,764	$1,473,381
'24	$1,682,811	$2,503,899	$1,220,144	$1,526,564
'24	$1,744,134	$2,570,078	$1,229,716	$1,576,925
'24	$1,788,343	$2,617,146	$1,248,176	$1,622,115
'24	$1,749,838	$2,565,230	$1,225,784	$1,570,737
'24	$1,792,621	$2,682,940	$1,231,724	$1,604,564
'24	$1,685,799	$2,613,021	$1,212,247	$1,524,840
'25	$1,709,152	$2,705,231	$1,227,924	$1,556,670
'25	$1,747,100	$2,685,761	$1,254,697	$1,586,333
'25	$1,770,453	$2,566,189	$1,262,741	$1,608,714
'25	$1,777,751	$2,588,995	$1,264,242	$1,609,896
'25	$1,795,266	$2,742,242	$1,256,813	$1,628,859
'25	$1,821,013	$2,860,578	$1,268,809	$1,653,078
'25	$1,792,653	$2,897,401	$1,270,359	$1,641,497
'25	$1,840,417	$2,972,981	$1,289,899	$1,693,540
'25	$1,868,777	$3,068,550	$1,295,495	$1,717,242
'25	$1,853,851	$3,129,999	$1,300,089	$1,701,214
'25	$1,907,586	$3,138,840	$1,302,486	$1,750,343
'25	$1,906,951	$3,164,213	$1,297,225	$1,746,127
'26	$2,016,529	$3,235,025	$1,301,242	$1,846,125
'26	$2,167,197	$3,258,722	$1,318,246	$1,970,575
'26	$2,094,146	$3,051,158	$1,300,620	$1,924,980

Yearly periods ended March 31

Average Annual Total Returns

Table Summary
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	18.28%	7.29%	7.67%
MSCI World Index	18.90%	10.27%	11.80%
Bloomberg U.S. Treasury Inflation Notes Index	3.00%	1.48%	2.66%
Blended Index	19.66%	7.65%	6.77%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Table Summary
Net Assets ($)	4,772,397,180
Number of Portfolio Holdings	175
Portfolio Turnover Rate (%)	94
Total Net Advisory Fees Paid ($)	33,711,505

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	Asset
Infrastructure	32%
Real Estate	25%
Natural Resource Equities	20%
Commodity Futures	15%
Treasury Inflation Protected Securities	6%
Cash Equivalents, U.S. Treasury Notes, Short-Term U.S. Treasury Obligations and Other Assets and Liabilities, netFootnote Reference*	2%
Total	100%
Footnote	Description
Footnote*	Net of notional exposure to futures contracts.

Holdings-based data is subject to change.

Sector Allocation

Table Summary
Sector	% of Net Assets
Real Estate	28%
Energy	19%
Utilities	12%
Materials	10%
Industrials	6%
Consumer Staples	2%
Communication Services	1%
Health Care	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	57%
Canada	11%
United Kingdom	4%
Japan	3%
Australia	3%
Brazil	3%
France	2%
Spain	2%
Hong Kong	2%
Singapore	1%
Other	8%

Ten Largest Equity Holdings

Table Summary
Holdings	17.7% of Net Assets
Williams Cos., Inc. (United States)	2.7%
Prologis, Inc. (United States)	2.1%
American Tower Corp. (United States)	1.9%
TC Energy Corp. (Canada)	1.8%
Equinix, Inc. (United States)	1.7%
National Grid PLC (United Kingdom)	1.7%
Welltower, Inc. (United States)	1.6%
Enbridge, Inc. (Canada)	1.5%
DT Midstream, Inc. (United States)	1.4%
Simon Property Group, Inc. (United States)	1.3%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. Companies in the infrastructure, transportation, energy, and utility industries may be affected by a variety of factors, including, but not limited to, high interest costs, energy prices, high degrees of leverage, environmental and other government regulations, the level of government spending on infrastructure projects, intense competition and other factors. The Fund invests in commodity-linked derivatives which may subject the Fund to special risks. Market price movements or regulatory and economic changes will have a significant impact on the Fund’s performance. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DRAF-TSRA-I

R-105365-2 (05/26)

(b) Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Ms. Catherine Schrand, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

DWS RREEF Real Assets Fund

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended March 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2026	$49,381	$0	$8,948	$0
2025	$49,381	$0	$8,948	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended March 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2026	$0	$588,231	$0
2025	$0	$1,369,569	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended March 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2026	$8,948	$588,231	$0	$597,179
2025	$8,948	$1,369,569	$0	$1,378,517

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm and (i) and (j) are not applicable.

***

In connection with the audit of the 2025 and 2026 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

March 31, 2026
Annual Financial Statements and Other Information
DWS RREEF Real Assets Fund

Contents
3	Consolidated Investment Portfolio
14	Consolidated Statement of Assets and Liabilities
16	Consolidated Statement of Operations
17	Consolidated Statements of Changes in Net Assets
18	Consolidated Financial Highlights
24	Notes to Consolidated Financial Statements
40	Report of Independent Registered Public Accounting Firm
42	Tax Information
43	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS RREEF Real Assets Fund

ConsolidatedInvestment Portfolioas of March 31, 2026

	Shares	Value ($)
Common Stocks 77.8%
Communication Services 1.0%
Diversified Telecommunication Services
Cellnex Telecom SA 144A*	1,116,396	35,992,676
China Tower Corp. Ltd. “H” 144A	9,110,300	12,472,116
		48,464,792
Consumer Staples 1.8%
Food Products
Archer-Daniels-Midland Co.	140,900	10,242,021
Bunge Global SA	153,200	19,487,040
Darling Ingredients, Inc.*	290,779	17,984,681
JBS NV “A” *	2,066,700	37,117,932
		84,831,674
Energy 18.5%
Energy Equipment & Services 0.2%
Solaris Energy Infrastructure, Inc.	212,900	12,030,979
Oil, Gas & Consumable Fuels 18.3%
Antero Resources Corp.*	271,800	11,535,192
Canadian Natural Resources Ltd.	305,000	14,878,370
Cenovus Energy, Inc.	906,200	24,050,682
Chevron Corp.	158,500	32,793,650
Devon Energy Corp.	464,000	23,348,480
Diamondback Energy, Inc.	142,200	28,125,738
DT Midstream, Inc.	510,090	68,693,820
Enbridge, Inc.	1,342,348	72,767,208
Equinor ASA	519,200	21,850,341
Exxon Mobil Corp.	109,300	18,543,838
Gazprom PJSC (ADR)* (a)	1,013,306	0
Keyera Corp. (b)	906,284	35,056,532
LUKOIL PJSC ** (a)	91,202	0
Marathon Petroleum Corp.	67,800	16,555,404
NexGen Energy Ltd.* (b)	1,380,600	16,018,175
Occidental Petroleum Corp.	300,900	19,558,500
ONEOK, Inc.	342,810	30,986,596
Ovintiv, Inc.	507,600	30,131,136
Pembina Pipeline Corp.	721,550	32,298,842
Petroleo Brasileiro SA - Petrobras (ADR)	1,197,000	24,837,750
The accompanying notes are an integral part of the consolidated financial statements.

DWS RREEF Real Assets Fund	|	3

	Shares	Value ($)
Suncor Energy, Inc.	308,500	20,404,777
Targa Resources Corp.	156,270	39,181,577
TC Energy Corp. (b)	1,350,243	84,551,555
TotalEnergies SE	300,600	27,641,862
Valero Energy Corp.	49,200	12,156,336
Venture Global, Inc. “A”	911,000	14,357,360
Williams Companies, Inc.	1,772,423	128,996,946
Woodside Energy Group Ltd.	998,100	23,794,015
		873,114,682
Health Care 0.2%
Health Care Providers & Services
Chartwell Retirement Residences (Units)	568,000	8,215,197
Industrials 6.0%
Commercial Services & Supplies 1.5%
GFL Environmental, Inc.	1,037,940	43,302,857
Waste Connections, Inc.	172,398	28,004,331
		71,307,188
Construction & Engineering 1.5%
Sacyr SA	3,247,775	15,907,841
Vinci SA	377,126	56,559,202
		72,467,043
Ground Transportation 0.9%
CSX Corp.	1,027,400	42,174,770
Transportation Infrastructure 2.1%
Aena SME SA 144A	1,221,672	36,361,320
Grupo Aeroportuario del Pacifico SAB de CV (ADR)	62,336	15,388,888
Transurban Group (Units)	4,859,600	47,288,882
		99,039,090
Materials 10.5%
Chemicals 2.4%
Albemarle Corp.	88,900	15,960,217
CF Industries Holdings, Inc.	124,010	16,101,458
Corteva, Inc.	185,816	15,554,657
Mosaic Co.	270,700	6,902,850
Nutrien Ltd. (b)	760,866	57,435,511
		111,954,693
The accompanying notes are an integral part of the consolidated financial statements.

4	|	DWS RREEF Real Assets Fund

	Shares	Value ($)
Containers & Packaging 0.7%
Ball Corp.	202,100	11,946,131
Smurfit Westrock PLC	542,516	21,619,263
		33,565,394
Metals & Mining 6.4%
Anglo American PLC	440,000	18,759,063
Anglogold Ashanti PLC	286,300	27,874,168
Capstone Copper Corp.*	2,101,877	15,849,824
Commercial Metals Co.	176,400	10,836,252
Franco-Nevada Corp.	43,600	10,795,788
Glencore PLC*	3,162,991	24,005,788
Gold Fields Ltd. (ADR)	534,100	24,248,140
Ivanhoe Mines Ltd. “A” *	2,136,285	18,259,240
Kinross Gold Corp.	907,800	27,754,104
Newmont Corp.	302,800	32,778,100
Norsk Hydro ASA	2,451,600	26,202,008
Rio Tinto PLC	212,680	19,653,071
South32 Ltd.	7,516,000	22,586,156
Vale SA (ADR)	1,691,855	26,917,413
		306,519,115
Paper & Forest Products 1.0%
Stora Enso Oyj “R” (b)	1,382,000	16,246,463
Suzano SA (ADR) (b)	2,373,100	23,754,731
Svenska Cellulosa AB SCA “B” (b)	762,000	8,835,487
		48,836,681
Real Estate 27.5%
Diversified REITs 1.5%
Activia Properties, Inc.	6,383	5,657,706
British Land Co. PLC	3,449,507	16,287,998
CapitaLand Integrated Commercial Trust	4,506,500	8,083,221
Essential Properties Realty Trust, Inc.	344,015	10,444,296
KDX Realty Investment Corp.	15,530	15,772,387
Mori Trust Reit, Inc.	8,298	3,738,564
Nomura Real Estate Master Fund, Inc.	11,247	11,099,066
		71,083,238
Health Care REITs 3.9%
Aedifica SA	144,100	11,624,644
American Healthcare REIT, Inc.	561,645	26,487,178
CareTrust REIT, Inc.	452,254	16,575,109
Janus Living, Inc. “A” * (b)	502,262	11,838,315
The accompanying notes are an integral part of the consolidated financial statements.

DWS RREEF Real Assets Fund	|	5

	Shares	Value ($)
Omega Healthcare Investors, Inc.	211,715	9,277,351
Ventas, Inc.	455,476	37,248,827
Welltower, Inc.	381,064	75,340,164
		188,391,588
Hotel & Resort REITs 0.5%
Host Hotels & Resorts, Inc.	1,123,700	21,530,092
Industrial REITs 4.9%
EastGroup Properties, Inc.	64,300	11,901,287
First Industrial Realty Trust, Inc.	361,658	20,921,915
Goodman Group	1,317,631	23,582,774
Granite Real Estate Investment Trust	206,316	12,131,873
Mapletree Logistics Trust	10,108,700	9,081,838
Mitsui Fudosan Logistics Park, Inc.	34,476	24,554,659
Nippon Prologis REIT, Inc.	30,956	16,655,021
Prologis, Inc.	762,060	100,729,091
Segro PLC	1,722,100	14,781,664
		234,340,122
Office REITs 0.4%
Dexus	1,934,300	7,943,795
Keppel REIT (b)	13,020,000	9,043,852
		16,987,647
Real Estate Management & Development 4.6%
Catena AB	251,200	11,729,304
City Developments Ltd.	1,723,800	11,100,182
CTP NV 144A	775,414	13,002,743
Fastighets AB Balder “B” *	2,275,318	13,314,350
Henderson Land Development Co., Ltd.	2,908,000	10,773,506
Hongkong Land Holdings Ltd.	1,515,500	11,827,258
Mitsubishi Estate Co., Ltd.	313,900	8,722,414
Mitsui Fudosan Co., Ltd.	2,680,100	28,551,245
Sumitomo Realty & Development Co., Ltd.	884,300	25,133,220
Sun Hung Kai Properties Ltd.	1,941,600	32,336,527
Swire Properties Ltd.	3,172,800	9,236,764
Swiss Prime Site AG (Registered)	160,608	27,161,171
TAG Immobilien AG	775,000	12,168,746
Wihlborgs Fastigheter AB	509,922	4,650,971
		219,708,401
Residential REITs 1.6%
Centurion Accommodation REIT (b)	17,809,900	15,376,882
Equity Residential	400,900	23,713,235
The accompanying notes are an integral part of the consolidated financial statements.

6	|	DWS RREEF Real Assets Fund

	Shares	Value ($)
Mid-America Apartment Communities, Inc.	153,570	18,753,969
Sun Communities, Inc.	147,350	18,560,206
		76,404,292
Retail REITs 3.3%
Choice Properties Real Estate Investment Trust (b)	1,199,000	13,238,904
Lendlease Global Commercial REIT (b)	12,356,445	5,160,961
Link REIT	3,434,941	15,894,491
Realty Income Corp.	437,800	26,784,604
Simon Property Group, Inc.	339,641	63,353,236
Unibail-Rodamco-Westfield *	213,679	23,706,204
Vicinity Ltd.	7,018,900	11,420,897
		159,559,297
Specialized REITs 6.8%
American Tower Corp.	525,355	90,665,766
Big Yellow Group PLC	588,216	6,611,376
Crown Castle, Inc.	307,202	24,978,595
Digital Realty Trust, Inc.	70,880	12,773,285
Equinix, Inc.	84,098	82,436,223
Extra Space Storage, Inc.	353,123	46,305,019
Gaming and Leisure Properties, Inc.	352,000	15,618,240
Iron Mountain, Inc.	317,530	32,432,514
National Storage Affiliates Trust	340,000	12,831,600
		324,652,618
Utilities 12.3%
Electric Utilities 3.7%
Exelon Corp.	1,150,045	56,375,206
PG&E Corp.	3,064,549	53,844,126
Redeia Corp. SA (b)	1,119,289	18,910,102
Terna - Rete Elettrica Nazionale	2,129,817	24,279,368
Xcel Energy, Inc.	316,032	25,105,582
		178,514,384
Gas Utilities 2.0%
Atmos Energy Corp.	194,265	35,884,631
ENN Energy Holdings Ltd.	1,678,400	13,675,568
Hong Kong & China Gas Co., Ltd.	16,799,000	15,271,470
Kunlun Energy Co., Ltd.	10,813,000	9,877,259
Tokyo Gas Co., Ltd.	437,230	20,598,056
		95,306,984
Multi-Utilities 5.3%
CenterPoint Energy, Inc.	319,098	13,772,270
The accompanying notes are an integral part of the consolidated financial statements.

DWS RREEF Real Assets Fund	|	7

	Shares	Value ($)
Consolidated Edison, Inc.	150,900	17,078,862
E.ON SE	1,924,205	42,227,455
National Grid PLC	4,841,005	81,621,145
NiSource, Inc.	1,215,188	56,700,672
Sempra	430,500	41,831,685
		253,232,089
Water Utilities 1.3%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (ADR)	553,838	16,897,588
Pennon Group PLC	1,861,200	13,117,032
Severn Trent PLC	749,203	30,617,851
		60,632,471
Total Common Stocks (Cost $3,015,613,076)		3,712,864,521

	Principal Amount ($)	Value ($)
Government & Agency Obligations 19.3%
U.S. Treasury Obligations
U.S. Treasury Bills:
3.562% (c), 4/2/2026	35,000,000	34,996,472
3.574% (c), 4/16/2026	75,000,000	74,886,688
3.581% (c), 11/27/2026	35,000,000	34,175,657
3.599% (c), 4/2/2026	35,000,000	34,996,472
3.599% (c), 11/27/2026	7,500,000	7,323,355
3.6% (c), 5/28/2026	60,000,000	59,654,456
3.603% (c), 4/23/2026	17,500,000	17,461,183
3.604% (c), 4/30/2026	35,000,000	34,897,664
3.605% (c), 4/2/2026	5,000,000	4,999,496
3.605% (c), 4/16/2026	17,500,000	17,473,560
3.607% (c), 9/17/2026	7,500,000	7,373,486
3.61% (c), 4/23/2026	70,000,000	69,844,731
3.611% (c), 9/17/2026	7,500,000	7,373,486
3.613% (c), 4/9/2026	60,000,000	59,951,860
3.614% (c), 5/7/2026	80,000,000	79,708,600
3.618% (c), 4/9/2026	20,000,000	19,983,953
3.621% (c), 4/30/2026	40,000,000	39,883,044
3.622% (c), 9/17/2026	35,000,000	34,409,601
U.S. Treasury Inflation-Indexed Notes:
0.125%, 7/15/2031	50,602,367	47,274,732
0.25%, 7/15/2029	43,931,483	42,722,462
0.375%, 7/15/2027	44,649,319	44,629,637
0.5%, 1/15/2028	23,611,942	23,425,128
The accompanying notes are an integral part of the consolidated financial statements.

8	|	DWS RREEF Real Assets Fund

	Principal Amount ($)	Value ($)
0.625%, 7/15/2032	46,756,601	44,112,008
0.875%, 1/15/2029	44,663,619	44,332,715
1.375%, 7/15/2033	23,988,821	23,447,974
1.875%, 7/15/2035	11,739,496	11,681,792
Total Government & Agency Obligations (Cost $918,312,267)		921,020,212

	Shares	Value ($)
Securities Lending Collateral 4.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 3.55% (d) (e) (Cost $227,085,002)	227,085,002	227,085,002
Cash Equivalents 1.5%
DWS Central Cash Management Government Fund, 3.66% (d) (Cost $72,925,650)	72,925,650	72,925,650

	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $4,233,935,995)	103.4	4,933,895,385
Other Assets and Liabilities, Net	(3.4)	(161,498,205)
Net Assets	100.0	4,772,397,180
The accompanying notes are an integral part of the consolidated financial statements.

DWS RREEF Real Assets Fund	|	9

A summary of the Fund’s transactions with affiliated investments during the year ended March 31, 2026 are as follows:
Value ($) at 3/31/2025	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 3/31/2026	Value ($) at 3/31/2026
Securities Lending Collateral 4.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 3.55% (d) (e)
82,017,750	145,067,252 (f)	—	—	—	1,430,383	—	227,085,002	227,085,002
Cash Equivalents 1.5%
DWS Central Cash Management Government Fund, 3.66% (d)
117,620,412	2,352,023,804	2,396,718,566	—	—	2,575,272	—	72,925,650	72,925,650
199,638,162	2,497,091,056	2,396,718,566	—	—	4,005,655	—	300,010,652	300,010,652

*	Non-income producing security.
**	Non-income producing security; due to applicable sanctions, dividend income was not recorded.
(a)	Investment was valued using significant unobservable inputs.
(b)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at March 31, 2026 amounted to $217,123,937, which is 4.5% of net assets.

(c)	Annualized yield at time of purchase; not a coupon rate.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended March 31, 2026.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
LME: London Metal Exchange
PJSC: Public Joint Stock Company
RBOB: Reformulated Blendstock for Oxygenate Blending
REIT: Real Estate Investment Trust
ULSD: Ultra-Low Sulfur Diesel
The accompanying notes are an integral part of the consolidated financial statements.

10	|	DWS RREEF Real Assets Fund

At March 31, 2026, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Brent Crude Oil	USD	5/29/2026	316	27,791,218	30,389,720	2,598,502
Brent Crude Oil	USD	7/31/2026	690	58,900,429	59,277,900	377,471
Brent Crude Oil	USD	4/30/2026	613	59,099,558	63,733,610	4,634,052
Coffee	USD	7/21/2026	121	13,276,829	13,195,050	(81,779)
Copper	USD	5/27/2026	264	40,539,945	37,052,400	(3,487,545)
Corn	USD	5/14/2026	1,378	31,084,145	31,538,975	454,830
Corn	USD	7/14/2026	199	4,771,187	4,659,088	(112,099)
Gold 100 Troy Ounces	USD	6/26/2026	321	165,567,493	150,183,060	(15,384,433)
Lean Hogs	USD	6/12/2026	113	4,743,181	4,748,260	5,079
Lean Hogs	USD	10/14/2026	262	9,446,338	9,573,480	127,142
Live Cattle	USD	6/30/2026	210	19,532,262	20,435,100	902,838
LME Nickel	USD	5/18/2026	79	8,256,681	8,070,774	(185,907)
LME Primary Aluminum	USD	5/18/2026	754	58,461,381	66,051,154	7,589,773
LME Zinc	USD	5/18/2026	114	9,470,731	9,236,679	(234,052)
Low Sulfur Gas Oil	USD	5/12/2026	129	13,174,546	15,986,325	2,811,779
Low Sulfur Gas Oil	USD	7/10/2026	142	12,524,477	14,370,400	1,845,923
Natural Gas	USD	4/28/2026	322	10,376,978	9,286,480	(1,090,498)
NY Harbor ULSD	USD	4/30/2026	83	12,035,155	14,340,707	2,305,552
NY Harbor ULSD	USD	6/30/2026	107	14,483,319	15,520,478	1,037,159
RBOB Gasoline	USD	4/30/2026	274	29,251,631	36,870,481	7,618,850
Silver	USD	5/27/2026	51	24,246,864	19,104,345	(5,142,519)
Soybean	USD	5/14/2026	463	26,756,906	27,108,650	351,744
Soybean Meal	USD	5/14/2026	352	10,643,864	11,137,280	493,416
Soybean Oil	USD	5/14/2026	782	28,441,203	32,318,496	3,877,293
Sugar No. 11	USD	4/30/2026	633	9,821,184	11,003,059	1,181,875
The accompanying notes are an integral part of the consolidated financial statements.

DWS RREEF Real Assets Fund	|	11

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Sugar No. 11	USD	6/30/2026	261	4,682,765	4,583,578	(99,187)
Wheat	USD	5/14/2026	482	13,690,161	14,851,625	1,161,464
Wheat	USD	7/14/2026	157	4,852,385	4,918,025	65,640
Total					739,545,179	13,622,363
At March 31, 2026, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LME Nickel	USD	5/18/2026	33	3,454,765	3,371,336	83,429
LME Primary Aluminum	USD	5/18/2026	30	2,577,710	2,628,030	(50,320)
LME Zinc	USD	5/18/2026	55	4,513,149	4,456,293	56,856
Total					10,455,659	89,965
Currency Abbreviation(s)

USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Consolidated Financial Statements.
The accompanying notes are an integral part of the consolidated financial statements.

12	|	DWS RREEF Real Assets Fund

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Consolidated Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$—	$48,464,792	$—	$48,464,792
Consumer Staples	84,831,674	—	—	84,831,674
Energy	811,859,443	73,286,218	0	885,145,661
Health Care	8,215,197	—	—	8,215,197
Industrials	128,870,846	156,117,245	—	284,988,091
Materials	364,587,847	136,288,036	—	500,875,883
Real Estate	836,870,894	475,786,401	—	1,312,657,295
Utilities	317,490,622	270,195,306	—	587,685,928
Government & Agency Obligations	—	921,020,212	—	921,020,212
Short-Term Investments (a)	300,010,652	—	—	300,010,652
Derivatives (b)
Futures Contracts	39,580,667	—	—	39,580,667
Total	$2,892,317,842	$2,081,158,210	$0	$4,973,476,052

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(25,868,339)	$—	$—	$(25,868,339)
Total	$(25,868,339)	$—	$—	$(25,868,339)

(a)	See Consolidated Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the consolidated financial statements.

DWS RREEF Real Assets Fund	|	13

Consolidated Statement of Assets and Liabilities
as of March 31, 2026

Assets
Investments in non-affiliated securities, at value (cost $3,933,925,343) — including $217,123,937 of securities loaned	$4,633,884,733
Investment in DWS Government & Agency Securities Portfolio (cost $227,085,002)*	227,085,002
Investment in DWS Central Cash Management Government Fund (cost $72,925,650)	72,925,650
Cash	27,884
Foreign currency, at value (cost $5,947,682)	5,942,729
Deposit with broker for futures contracts	55,659,752
Receivable for investments sold	5,606,125
Receivable for Fund shares sold	3,000,375
Dividends receivable	9,391,464
Interest receivable	335,327
Affiliated securities lending income receivable	125,380
Receivable for variation margin on futures contracts	447,098
Foreign taxes recoverable	1,107,088
Other assets	127,642
Total assets	5,015,666,249
Liabilities
Payable upon return of securities loaned	227,085,002
Payable for investments purchased	7,715,551
Payable for Fund shares redeemed	4,157,468
Accrued management fee	2,742,133
Accrued Trustees' fees	9,566
Other accrued expenses and payables	1,559,349
Total liabilities	243,269,069
Net assets, at value	$4,772,397,180
Net Assets Consist of
Distributable earnings (loss)	(94,637,887)
Paid-in capital	4,867,035,067
Net assets, at value	$4,772,397,180
*
Represents collateral on securities loaned.
The accompanying notes are an integral part of the consolidated financial statements.

14	|	DWS RREEF Real Assets Fund

Consolidated Statement of Assets and Liabilities
as of March 31, 2026 (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($92,255,615 ÷ 6,623,896 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$13.93
Maximum offering price per share (100 ÷ 94.25 of $13.93)	$14.78
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($12,332,307 ÷ 876,591 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$14.07
Class R
Net Asset Value, offering and redemption price per share ($1,768,591 ÷ 125,062 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$14.14
Class R6
Net Asset Value, offering and redemption price per share ($260,527,362 ÷ 18,990,441 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$13.72
Class S
Net Asset Value, offering and redemption price per share ($103,634,574 ÷ 7,493,449 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$13.83
Institutional Class
Net Asset Value, offering and redemption price per share ($4,301,878,731 ÷ 312,544,957 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$13.76
The accompanying notes are an integral part of the consolidated financial statements.

DWS RREEF Real Assets Fund	|	15

Consolidated Statement of Operations
for the year ended March 31, 2026

Investment Income
Income:
Dividends (net of foreign taxes withheld of $6,091,159)	$110,895,362
Interest (net of foreign taxes withheld of $506,197)	36,215,752
Income distributions — DWS Central Cash Management Government Fund	2,575,272
Affiliated securities lending income	1,430,383
Total income	151,116,769
Expenses:
Management fee	33,781,885
Administration fee	4,220,391
Services to shareholders	4,640,932
Distribution and service fees	350,412
Custodian fee	109,087
Professional fees	128,267
Reports to shareholders	129,748
Registration fees	172,596
Trustees' fees and expenses	125,908
Other	228,284
Total expenses before expense reductions	43,887,510
Expense reductions	(4,206,907)
Total expenses after expense reductions	39,680,603
Net investment income	111,436,166
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	124,921,926
Futures	190,056,092
Foreign currency	304,691
315,282,709
Change in net unrealized appreciation (depreciation) on:
Investments	328,321,522
Futures	(10,350,704)
Foreign currency	28,941
317,999,759
Net gain (loss)	633,282,468
Net increase (decrease) in net assets resulting from operations	$744,718,634
The accompanying notes are an integral part of the consolidated financial statements.

16	|	DWS RREEF Real Assets Fund

Consolidated Statements of Changes in Net Assets
	Years Ended March 31,
Increase (Decrease) in Net Assets	2026	2025
Operations:
Net investment income	$111,436,166	$104,097,535
Net realized gain (loss)	315,282,709	199,510,200
Change in net unrealized appreciation (depreciation)	317,999,759	49,866,867
Net increase (decrease) in net assets resulting from operations	744,718,634	353,474,602
Distributions to shareholders:
Class A	(3,220,106)	(2,051,946)
Class C	(159,259)	(194,130)
Class R	(44,413)	(42,215)
Class R6	(9,480,029)	(4,719,978)
Class S	(4,964,182)	(3,784,201)
Institutional Class	(158,371,689)	(102,395,500)
Total distributions	(176,239,678)	(113,187,970)
Fund share transactions:
Proceeds from shares sold	780,073,766	982,584,964
Reinvestment of distributions	161,051,248	103,708,710
Payments for shares redeemed	(986,684,286)	(1,541,544,500)
Net increase (decrease) in net assets from Fund share transactions	(45,559,272)	(455,250,826)
Increase (decrease) in net assets	522,919,684	(214,964,194)
Net assets at beginning of period	4,249,477,496	4,464,441,690
Net assets at end of period	$4,772,397,180	$4,249,477,496

The accompanying notes are an integral part of the consolidated financial statements.

DWS RREEF Real Assets Fund	|	17

Consolidated Financial Highlights
DWS RREEF Real Assets Fund — Class A
	Years Ended March 31,
	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$12.23	$11.59	$11.29	$13.64	$11.50
Income (loss) from investment operations:
Net investment income[a]	.29	.26	.27	.22	.15
Net realized and unrealized gain (loss)	1.86	.67	.27	(2.10)	2.29
Total from investment operations	2.15	.93	.54	(1.88)	2.44
Less distributions from:
Net investment income	(.45 )	(.29 )	(.24 )	(.47 )	(.30 )
Net asset value, end of period	$13.93	$12.23	$11.59	$11.29	$13.64
Total Return (%)[b,c]	18.05	8.15	4.83	(13.83)	21.49
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	92	85	92	116	147
Ratio of expenses before expense reductions (%)	1.28	1.29	1.28	1.27	1.29
Ratio of expenses after expense reductions (%)	1.17	1.22	1.21	1.22	1.22
Ratio of net investment income (%)	2.32	2.14	2.44	1.88	1.15
Portfolio turnover rate (%)	94	73	68	86	65

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the consolidated financial statements.

18	|	DWS RREEF Real Assets Fund

DWS RREEF Real Assets Fund — Class C
	Years Ended March 31,
	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$12.17	$11.50	$11.21	$13.54	$11.42
Income (loss) from investment operations:
Net investment income[a]	.20	.17	.19	.13	.05
Net realized and unrealized gain (loss)	1.86	.67	.25	(2.08)	2.27
Total from investment operations	2.06	.84	.44	(1.95)	2.32
Less distributions from:
Net investment income	(.16 )	(.17 )	(.15 )	(.38 )	(.20 )
Net asset value, end of period	$14.07	$12.17	$11.50	$11.21	$13.54
Total Return (%)[b,c]	17.12	7.42	3.97	(14.47)	20.53
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	12	13	16	24	24
Ratio of expenses before expense reductions (%)	2.01	2.02	2.01	2.01	2.02
Ratio of expenses after expense reductions (%)	1.92	1.97	1.96	1.97	1.97
Ratio of net investment income (%)	1.59	1.40	1.70	1.12	.40
Portfolio turnover rate (%)	94	73	68	86	65

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the consolidated financial statements.

DWS RREEF Real Assets Fund	|	19

DWS RREEF Real Assets Fund — Class R
	Years Ended March 31,
	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$12.31	$11.65	$11.36	$13.72	$11.57
Income (loss) from investment operations:
Net investment income[a]	.27	.23	.24	.20	.12
Net realized and unrealized gain (loss)	1.87	.68	.26	(2.11)	2.30
Total from investment operations	2.14	.91	.50	(1.91)	2.42
Less distributions from:
Net investment income	(.31 )	(.25 )	(.21 )	(.45 )	(.27 )
Net asset value, end of period	$14.14	$12.31	$11.65	$11.36	$13.72
Total Return (%)[b]	17.71	7.95	4.46	(14.02)	21.16
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	2	2	2	3
Ratio of expenses before expense reductions (%)	1.66	1.67	1.66	1.64	1.67
Ratio of expenses after expense reductions (%)	1.42	1.47	1.46	1.47	1.47
Ratio of net investment income (%)	2.08	1.89	2.17	1.64	.93
Portfolio turnover rate (%)	94	73	68	86	65

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the consolidated financial statements.

20	|	DWS RREEF Real Assets Fund

DWS RREEF Real Assets Fund — Class R6
	Years Ended March 31,
	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$12.13	$11.50	$11.21	$13.55	$11.42
Income (loss) from investment operations:
Net investment income[a]	.32	.29	.30	.25	.18
Net realized and unrealized gain (loss)	1.83	.67	.26	(2.08)	2.29
Total from investment operations	2.15	.96	.56	(1.83)	2.47
Less distributions from:
Net investment income	(.56 )	(.33 )	(.27 )	(.51 )	(.34 )
Net asset value, end of period	$13.72	$12.13	$11.50	$11.21	$13.55
Total Return (%)[b]	18.36	8.55	5.10	(13.59)	21.92
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	261	195	178	160	117
Ratio of expenses before expense reductions (%)	.90	.91	.91	.90	.91
Ratio of expenses after expense reductions (%)	.89	.91	.90	.90	.90
Ratio of net investment income (%)	2.57	2.46	2.74	2.16	1.44
Portfolio turnover rate (%)	94	73	68	86	65

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the consolidated financial statements.

DWS RREEF Real Assets Fund	|	21

DWS RREEF Real Assets Fund — Class S
	Years Ended March 31,
	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$12.13	$11.49	$11.20	$13.53	$11.41
Income (loss) from investment operations:
Net investment income[a]	.31	.27	.29	.24	.16
Net realized and unrealized gain (loss)	1.83	.68	.25	(2.08)	2.28
Total from investment operations	2.14	.95	.54	(1.84)	2.44
Less distributions from:
Net investment income	(.44 )	(.31 )	(.25 )	(.49 )	(.32 )
Net asset value, end of period	$13.83	$12.13	$11.49	$11.20	$13.53
Total Return (%)[b]	18.16	8.42	4.92	(13.69)	21.65
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	104	149	192	372	392
Ratio of expenses before expense reductions (%)	1.07	1.06	1.12	1.10	1.12
Ratio of expenses after expense reductions (%)	1.02	1.06	1.06	1.07	1.07
Ratio of net investment income (%)	2.48	2.32	2.60	2.03	1.29
Portfolio turnover rate (%)	94	73	68	86	65

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the consolidated financial statements.

22	|	DWS RREEF Real Assets Fund

DWS RREEF Real Assets Fund — Institutional Class
	Years Ended March 31,
	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$12.13	$11.50	$11.21	$13.54	$11.42
Income (loss) from investment operations:
Net investment income[a]	.32	.29	.30	.26	.19
Net realized and unrealized gain (loss)	1.83	.67	.26	(2.08)	2.27
Total from investment operations	2.15	.96	.56	(1.82)	2.46
Less distributions from:
Net investment income	(.52 )	(.33 )	(.27 )	(.51 )	(.34 )
Net asset value, end of period	$13.76	$12.13	$11.50	$11.21	$13.54
Total Return (%)[b]	18.28	8.54	5.10	(13.53)	21.83
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4,302	3,805	3,985	5,020	4,815
Ratio of expenses before expense reductions (%)	1.00	1.01	1.00	1.00	1.00
Ratio of expenses after expense reductions (%)	.90	.91	.90	.90	.90
Ratio of net investment income (%)	2.57	2.46	2.76	2.20	1.50
Portfolio turnover rate (%)	94	73	68	86	65

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the consolidated financial statements.

DWS RREEF Real Assets Fund	|	23

Notes to Consolidated Financial Statements
A.
Organization and Significant Accounting Policies
DWS RREEF Real Assets Fund (the “Fund” ) is a diversified series of Deutsche DWS Market Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund qualifies as an investment company under Topic

24	|	DWS RREEF Real Assets Fund

946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its consolidated financial statements.
Principles of Consolidation. The Fund invests indirectly in commodities markets through a wholly owned subsidiary, Cayman Real Assets Fund, Ltd., organized under the laws of the Cayman Islands (the “Subsidiary” ). Effective April 1, 2026 the Subsidiary’s name changed to Cayman Real Assets Fund LLC. The Fund and the Subsidiary are each a commodity pool and are subject to the requirements of the Commodity Exchange Act (“CEA” ), as amended, and the rules of the Commodity Futures Trading Commission (“CFTC” ) promulgated thereunder. DWS Investment Management Americas, Inc. (the “Advisor” ) acts as a commodity pool operator with respect to the operation of the Fund and the Subsidiary as commodity pools under and pursuant to the CEA. The Advisor, the Fund and the Subsidiary are subject to dual regulation by the CFTC and the Securities and Exchange Commission. Among other investments, the Subsidiary may invest in commodity-linked derivative instruments, including, but not limited to futures contracts, options and total return swaps. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary’s derivatives positions. The Subsidiary may also invest available cash in affiliated money market funds. The Subsidiary is managed by the same portfolio managers that manage the Fund. As of March 31, 2026, the Fund’s investment in the Subsidiary was $724,846,823, representing 14.5% of the Fund’s total assets.
The Fund’s Investment Portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiary. The consolidated financial statements include the accounts of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund’s portfolio

DWS RREEF Real Assets Fund	|	25

managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Consolidated Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Consolidated Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded

26	|	DWS RREEF Real Assets Fund

funds, futures contracts and certain indices and these securities are categorized as Level 2.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Consolidated Investment Portfolio.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the

DWS RREEF Real Assets Fund	|	27

securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended March 31, 2026, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of March 31, 2026) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of March 31, 2026, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of March 31, 2026

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Common Stocks	$227,085,002	$—	$—	$—	$227,085,002
Gross amount of recognized liabilities and cash collateral for securities lending transactions:					$227,085,002
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of

28	|	DWS RREEF Real Assets Fund

investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
Income from certain commodity-linked derivatives does not constitute “qualifying income”  to the Fund. Receipt of such income could cause the Fund to be subject to tax at the Fund level. The IRS has issued a private letter ruling to the Fund stating that such income earned through its wholly owned Subsidiary constitutes qualifying income. The Fund is required to increase its taxable income by its share of the Subsidiary’s income, including net gains from commodity-linked transactions. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income for future periods.
At March 31, 2026, the Fund had net tax basis capital loss carryforwards of $510,277,062, including short-term losses ($336,342,241) and long-term losses ($173,934,821), which may be applied against realized net taxable capital gains indefinitely.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended March 31, 2026, remains subject to examination by taxing authorities. Specific to foreign countries in which the Fund invests, all open tax years

DWS RREEF Real Assets Fund	|	29

remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which the Fund invests.
In this reporting period, the Fund adopted Financial Accounting Standards Board (“FASB” ) Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09” ). The adoption impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.
A disaggregation of income taxes paid by jurisdiction is presented when such amounts are significant; however, income taxes paid by the Fund for the year ended March 31, 2026 were not considered significant.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, income received from passive foreign investment companies, investments in limited partnerships, the realized tax character on distributions from certain securities, income related to restructuring of certain securities and investment in the subsidiary. The Fund may utilize a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
At March 31, 2026, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Undistributed ordinary income*	$219,602,602
Capital loss carryforwards	$(510,277,062)
Net unrealized appreciation (depreciation) on investments	$506,206,984
At March 31, 2026, the aggregate cost of investments for federal income tax purposes was $4,497,485,996. The net unrealized appreciation for all investments based on tax cost was $506,206,984. This consisted of aggregate gross unrealized appreciation for all investments for which

30	|	DWS RREEF Real Assets Fund

there was an excess of value over tax cost of $2,173,745,769 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $1,667,538,785.
In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended March 31,
	2026	2025
Distributions from ordinary income*	$176,239,678	$113,187,970

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT” ) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

DWS RREEF Real Assets Fund	|	31

B.
Derivative Instruments
A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the year ended March 31, 2026, the Fund entered into commodity futures contracts to gain exposure to the investment return of assets that trade in the commodity markets, without investing directly in physical commodities.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
A summary of the open futures contracts as of March 31, 2026, is included in a table following the Fund’s Consolidated Investment Portfolio. For the year ended March 31, 2026, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $548,229,000 to $739,545,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $6,831,000 to $78,369,000.
The following tables summarize the value of the Fund’s derivative instruments held as of March 31, 2026 and the related location in the

32	|	DWS RREEF Real Assets Fund

accompanying Consolidated Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Futures Contracts
Commodity Contracts (a)	$39,580,667
The above derivative is located in the following Consolidated Statement of Assets and Liabilities account:

(a)
Futures contracts are reported in the table above using cumulative appreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Consolidated Investment Portfolio; within the Consolidated Statement of Assets and
Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

Liability Derivatives	Futures Contracts
Commodity Contracts (a)	$(25,868,339)
The above derivative is located in the following Consolidated Statement of Assets and Liabilities account:

(a)
Futures contracts are reported in the table above using cumulative depreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Consolidated Investment Portfolio; within the Consolidated Statement of Assets and
Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the year ended March 31, 2026 and the related location in the accompanying Consolidated Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Commodity Contracts (a)	$190,056,092
The above derivative is located in the following Consolidated Statement of Operations account:

(a)	Net realized gain (loss) from futures contracts

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Commodity Contracts (a)	$(10,350,704)
The above derivative is located in the following Consolidated Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on futures contracts

DWS RREEF Real Assets Fund	|	33

C.
Purchases and Sales of Securities
During the year ended March 31, 2026, purchases and sales of investment securities, excluding short-term investments, were as follows:
	Purchases	Sales
Non-U.S. Treasury Obligations	$3,367,051,285	$3,452,843,036
U.S. Treasury Obligations	$168,296,566	$232,021,196
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor.
RREEF America L.L.C. (“RREEF” ), also an indirect, wholly owned subsidiary of DWS Group, is the subadvisor for the Fund. While DIMA is the investment advisor to the Fund, the day-to-day activities of managing the Fund’s portfolio have been delegated to RREEF. DIMA compensates RREEF out of the management fee it receives from the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Fund’s average daily net assets	.800%
Next $1.5 billion of such net assets	.785%
Next $1.5 billion of such net assets	.775%
Next $3.0 billion of such net assets	.750%
Over $6.5 billion of such net assets	.725%
Accordingly, for the year ended March 31, 2026, the fee pursuant to the Investment Management Agreement was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.776% of the Fund’s average daily net assets.
For the period from April 1, 2025 to July 31, 2025 (through September 30, 2026 for Institutional class shares), the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes,

34	|	DWS RREEF Real Assets Fund

brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.22%
Class C	1.97%
Class R	1.47%
Class R6	.90%
Class S	1.07%
Institutional Class	.90%
Effective August 1, 2025 through July 31, 2026, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of certain classes as follows:
Class A	1.14%
Class C	1.89%
Class R	1.39%
Class R6	.89%
Class S	.99%
For the year ended March 31, 2026, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$97,796
Class C	11,333
Class R	4,428
Class R6	7,006
Class S	61,590
Institutional Class	4,024,754
$4,206,907
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended March 31, 2026, the Administration Fee was $4,220,391, of which $395,511 is unpaid.

DWS RREEF Real Assets Fund	|	35

Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the year ended March 31, 2026, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at March 31, 2026
Class A	$17,646	$2,945
Class C	815	139
Class R	336	60
Class R6	3,503	554
Class S	52,306	8,679
Institutional Class	5,132	708
	$79,738	$13,085
In addition, for the year ended March 31, 2026, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Consolidated Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$103,975
Class C	12,912
Class R	4,626
Class S	174,634
Institutional Class	4,218,017
$4,514,164
Distribution and Service Fees. Under the Fund’s Class C and R 12b-1 Plans, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements

36	|	DWS RREEF Real Assets Fund

with various firms at various rates for sales of Class C and R shares. For the year ended March 31, 2026, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at March 31, 2026
Class C	$90,934	$7,919
Class R	4,626	370
	$95,560	$8,289
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A, C and R shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended March 31, 2026, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at March 31, 2026	Annual Rate
Class A	$219,645	$40,133.24%
Class C	30,680	5,011.25%
Class R	4,527	744.24%
	$254,852	$45,888
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended March 31, 2026 aggregated $2,258.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the year ended March 31, 2026, the CDSC for Class C shares aggregated $254. A deferred sales charge of up to 0.75% is assessed on certain redemptions of Class A shares. For the year ended March 31, 2026, DDI received $9,002 for Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended March 31, 2026, the amount charged to the Fund by DIMA included in the Consolidated Statement of Operations under “Reports to shareholders”  aggregated $1,605, of which $935 is unpaid.
Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

DWS RREEF Real Assets Fund	|	37

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at March 31, 2026.
F.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Year Ended March 31, 2026		Year Ended March 31, 2025
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,356,063	$16,967,133	1,033,900	$12,432,671
Class C	91,825	1,168,359	85,330	1,010,037
Class R	12,173	162,228	17,808	216,903
Class R6	4,241,714	55,156,743	2,749,812	32,789,502
Class S	1,249,995	15,628,351	1,245,478	14,673,411
Institutional Class	54,591,593	690,990,952	78,366,676	921,462,440
		$780,073,766		$982,584,964

38	|	DWS RREEF Real Assets Fund

	Year Ended March 31, 2026		Year Ended March 31, 2025
	Shares	Dollars	Shares	Dollars
Shares issued to shareholders in reinvestment of distributions
Class A	222,687	$2,768,535	162,625	$1,870,142
Class C	10,562	131,448	13,927	159,482
Class R	3,539	44,413	3,646	42,215
Class R6	751,267	9,215,475	402,434	4,586,438
Class S	396,072	4,874,595	326,869	3,724,412
Institutional Class	11,714,199	144,016,782	8,191,445	93,326,021
		$161,051,248		$103,708,710
Shares redeemed
Class A	(1,927,789)	$(24,517,457)	(2,200,758)	$(26,245,528)
Class C	(308,101)	(3,852,548)	(375,401)	(4,413,879)
Class R	(58,706)	(748,557)	(34,515)	(413,208)
Class R6	(2,057,574)	(26,976,363)	(2,544,936)	(30,256,167)
Class S	(6,466,082)	(82,920,919)	(5,962,390)	(69,632,087)
Institutional Class	(67,445,908)	(847,668,442)	(119,444,087)	(1,410,583,631)
		$(986,684,286)		$(1,541,544,500)
Net increase (decrease)
Class A	(349,039)	$(4,781,789)	(1,004,233)	$(11,942,715)
Class C	(205,714)	(2,552,741)	(276,144)	(3,244,360)
Class R	(42,994)	(541,916)	(13,061)	(154,090)
Class R6	2,935,407	37,395,855	607,310	7,119,773
Class S	(4,820,015)	(62,417,973)	(4,390,043)	(51,234,264)
Institutional Class	(1,140,116)	(12,660,708)	(32,885,966)	(395,795,170)
		$(45,559,272)		$(455,250,826)

DWS RREEF Real Assets Fund	|	39

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Deutsche DWS Market Trust and Shareholders of DWS RREEF Real Assets Fund:
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities of DWS RREEF Real Assets Fund (the “Fund” ) (one of the funds constituting Deutsche DWS Market Trust (the “Trust” )), including the consolidated investment portfolio, as of March 31, 2026, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund (one of the funds constituting Deutsche DWS Market Trust) at March 31, 2026, the consolidated results of its operations for the year then ended, the consolidated changes in its net assets for each of the two years in the period then ended and its consolidated financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the

40	|	DWS RREEF Real Assets Fund

effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
May 22, 2026

DWS RREEF Real Assets Fund	|	41

Tax Information (Unaudited)
For corporate shareholders, 11% of the ordinary dividends (i.e., income dividends plus short-term capital gains) paid during the Fund’s fiscal year ended March 31, 2026, qualified for the dividends received deduction.
For federal income tax purposes, the Fund designates approximately $134,218,000, or the maximum amount allowable under tax law, as qualified dividend income.
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

42	|	DWS RREEF Real Assets Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS RREEF Real Assets Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) and sub-advisory agreement (the “Sub-Advisory Agreement”  and together with the Agreement, the “Agreements” ) between DIMA and RREEF America L.L.C. (“RREEF” ), an affiliate of DIMA, in September 2025.
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA has managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA and RREEF are part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.

DWS RREEF Real Assets Fund	|	43

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s and RREEF’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and RREEF provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including RREEF. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2024, the Fund’s performance (Class A shares) was in the 4th quartile, 4th quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2024. The Board observed that there were limitations to the usefulness of the comparative data provided by Morningstar, noting that the applicable Morningstar universe for the Fund was of limited relevance due to the overly broad nature of the universe, among other factors.

44	|	DWS RREEF Real Assets Fund

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2024). The Board noted that, effective October 1, 2021, in connection with the 2021 contract renewal process, DIMA agreed to implement a new management fee breakpoint and that, effective October 1, 2022, in connection with the 2022 contract renewal process, DIMA agreed to implement an additional management fee breakpoint. With respect to the sub-advisory fee paid to RREEF, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2024, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group manages an institutional account comparable to the Fund, but that DWS Group does not manage any comparable DWS Europe Funds. The Board took note of the differences in services provided to DWS Funds as compared to institutional accounts and that such differences made comparison difficult.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and RREEF.

DWS RREEF Real Assets Fund	|	45

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii)

46	|	DWS RREEF Real Assets Fund

the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DRAF-BFE2025

DWS RREEF Real Assets Fund	|	47

DRAF-NCSRA

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Real Assets Fund, a series of Deutsche DWS Market Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	5/29/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	5/29/2026

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	5/29/2026